KNOWLEDGE  DISCIPLINE  SERVICE  CHOICE
---------------------------------------------

YOU SHOULD KNOW WHAT INVESCO KNOWS(TM)

INVESCO Sector Funds, Inc.

ENERGY
FINANCIAL SERVICES
GOLD
HEALTH SCIENCES
LEISURE
TECHNOLOGY
UTILITIES









                               [INVESCO ICON]

                                  INVESCO


SEMIANNUAL REPORT / April 30, 1999.

===============================================================================
"THE BASIC PREMISE UPON WHICH INVESCO LEISURE FUND IS BASED--THAT AMERICANS ARE DEVOTING AN INCREASING AMOUNT OF THEIR WEALTH TO THE LEISURE SECTOR--REWARDED THE FUND HANDSOMELY OVER THE PAST SIX MONTHS." (PAGE 8)
===============================================================================

The line graphs illustrate the value of a $10,000 investment, plus reinvested dividends and capital gain distributions, for the 10-year periods ended 4/30/99. The charts and other total return figures cited reflect the funds' operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Of course, past performance is not a guarantee of future results.)(1),(2)

                                   TOTAL RETURN
                                PERIODS ENDED 4/30/99(1)

                         6 months    1 year      5 years*    10 years*   Page #
--------------------------------------------------------------------------------
ENERGY  FUND              17.12%      -9.10%       11.35%       5.70%       4
--------------------------------------------------------------------------------
FINANCIAL SERVICES FUND   22.93%      10.52%       26.62%      24.45%       5
--------------------------------------------------------------------------------
GOLD FUND                  8.42%     -22.56%      -13.70%      -4.77%       6
--------------------------------------------------------------------------------
HEALTH SCIENCES  FUND      7.28%      15.12%       24.84%      21.77%       7
--------------------------------------------------------------------------------
LEISURE  FUND             44.53%      37.35%       20.81%      19.88%       8
--------------------------------------------------------------------------------
TECHNOLOGY FUND--CLASS II 46.46%      32.96%       26.16%      24.55%       9
--------------------------------------------------------------------------------
UTILITIES  FUND           19.03%      20.54%       17.42%      14.53%      10
--------------------------------------------------------------------------------
TECHNOLOGY FUND--CLASS I  21.68%  cumulative return since inception (12/98) 9
--------------------------------------------------------------------------------
* Average Annualized

Graph:
         This line graph represents a comparison of the value of a $10,000 investment in the INVESCO Energy Fund to the value of a $10,000 investment in the S&P 500 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 4/30/99.

Graph:
         This line graph represents a comparison of the value of a $10,000 investment in the INVESCO Financial Services Fund to the value of a $10,000 investment in the S&P 500 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 4/30/99.

Graph:
         This line graph represents a comparison of the value of a $10,000 investment in the INVESCO Gold Fund to the value of a $10,000 investment in the S&P 500 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 4/30/99.

Graph:
         This line graph represents a comparison of the value of a $10,000 investment in the INVESCO Health Sciences Fund to the value of a $10,000 investment in the S&P 500 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 4/30/99.

Graph:
         This line graph represents a comparison of the value of a $10,000 investment in the INVESCO Leisure Fund to the value of a $10,000 investment in the S&P 500 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 4/30/99.

Graph:
         This line graph represents a comparison of the value of a $10,000 investment in the INVESCO Technology - Class II Fund to the value of a $10,000 investment in the S&P 500 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 4/30/99.

Graph:
         This line graph represents a comparison of the value of a $10,000 investment in the INVESCO Technology - Class I Fund to the value of a $10,000 investment in the S&P 500 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/98) through 4/30/99.

Graph:
         This line graph represents a comparison of the value of a $10,000 investment in the INVESCO Utilities Fund to the value of a $10,000 investment in the S&P 500 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 4/30/99.


===============================================================================
"SEEING LARGER PATTERNS IN THE PRICE DROP, MANY FINANCIAL WRITERS HAVE TREATED THE OIL AND NATURAL GAS INDUSTRIES AS PART OF THE "OLD ECONOMY"--SUGGESTING THAT THEIR PRODUCTS ARE SOMEHOW OBSOLETE. THIS IS OBVIOULSY FAR FROM THE TRUTH." (PAGE 4)
===============================================================================

INVESCO'S SECTOR FUNDS
ENERGY FUND
--------------------------------------------------------------------------------
Dear Shareholder:

The past six months has been a tempestuous period in the energy markets, but patient investors have emerged from the storm with their crafts intact. Indeed, we are optimistic that the recent performance of the fund indicates smoother sailing ahead.

For the six months ended April 30, 1999, the value of your shares rose 17.21%. This lagged the return of the S&P 500 over the same period, which rose 22.31%. (Of course, past performance is not a guarantee of future results.)(1),
(2)

It is important to acknowledge the very real problems the oil markets have had over the past year, but it is also crucial to recognize the extreme--and perhaps excessive--reactions investors have had to these problems. An imbalance in the world's oil supply developed last year as a result of the slowdown in the Asian economies, in particular. Although the excess inventories were quite small relative to total demand, oil prices plummeted as a result.

Seeing larger patterns in the price drop, many financial writers have treated the oil and natural gas industries as part of the "old economy"--suggesting that its products are somehow obsolete. This is obviously far from the truth. Although we keep a careful eye out for competing new sources of energy, it is quite apparent that none will be able to challenge fossil fuels on an economic basis for some time to come. In the meantime, world growth virtually assures that energy demand will continue to grow as well. The billions of consumers in the developing world consume only a fraction of the energy Americans do on a per capita basis. Should per capita consumption increase overseas only slightly as those economies grow, the effect on world demand for fossil fuels will be enormous.

It is indeed interesting to note how the oil industry itself has responded to Wall Street's pessimism--by seeing a buying opportunity. The high-profile mergers between large integrated oil producers suggest that these companies feel the financial markets have undervalued energy assets. In fact, the markets have shown signs of a very compelling turnaround in their appraisal of the industry recently, sending both oil company stocks and energy prices dramatically higher.

We will continue to manage the fund guided by our faith in these long-term trends, but we are especially encouraged by the current, apparently "oversold," conditions in the sector. Most stocks are still well off their highs, and although we have experienced a partial recovery, the potential upside remains substantial. Our strategy--one that encompasses a wide range of service, exploration, equipment, production and refining firms--should allow us to benefit as the oil and gas industries begin to sail with the wind behind them.


/s/ John S. Segner
---------------------
John S. Segner
Vice President

INVESCO'S SECTOR FUNDS
FINANCIAL SERVICES FUND
-------------------------------------------------------------------------------
Dear Shareholder:

The last six months have been an active period in the financial services group. With the threat of the Asian financial crisis seemingly ebbing, investors have begun to turn their attention to the fundamentals of the sector. The results have been impressive gains in the sector, and I am happy to report that our fund has shared in the rebound.

For the six months ended April 30, 1999, the value of your shares rose 22.93%. This slightly outpaced the return of the S&P 500 over the same period, which rose 22.31%. (Of course, past performance is not a guarantee of future results.)(1),(2)

Clearly, the strong performance of both the economy and the broader stock market has helped the financial services sector. But our approach in managing the fund is premised on a longer-term factor: our conviction that financial services is a growth sector--meaning that it will grow faster than the economy as a whole.

Three  trends  make us  optimistic  for the future:

  o First, banks, insurers, brokers, and other companies dealing with the investment and transfer of assets are ideally positioned to take advantage of demographic trends. An aging American population is earning more and saving more. As they begin to retire, they will draw on these assets and begin to transfer them to their families, providing ample opportunities for financial intermediaries.

  o Second, the ongoing deregulation of the financial services industry, both at home and abroad, is creating enormous opportunities for leading companies. As deregulation accelerates corporations able to offer both banking and insurance services, for example, will enjoy significant
    economies as they  integrate   customer   service  and  other   operations.
    Indeed, these possibilities are driving many of the well-publicized mergers in the sector. The combination last year of the Travelers insurance company and the Citigroup banking firm, although it still has some regulatory hurdles to pass, may only be the first of many.

  o Third, technology is creating new possibilities for companies willing to invest in its use. Online banking is only the most visible of these uses, but many other vistas have been opened by faster communications and data processing.

From an investor's standpoint, it is especially encouraging that the sector is currently fragmented. The strongest companies own only a small part of the markets in which they operate; in other words, they have a great deal of room to grow. Our job, of course, is to identify who the winners will be.

We will likely experience bumps along the way--as we did last summer. Still, the opportunities appear substantial for those with an aggressive, long-term focus.

/s/ Jeffrey G. Morris
-----------------------
Jeffrey G. Morris
Vice President

INVESCO'S SECTOR FUNDS
GOLD FUND
-------------------------------------------------------------------------------
Dear Shareholder:

While the past six months have hardly been remarkably positive for gold investors, they have at least represented something of a recovery from the very disappointing performance of the last few years. Indeed, they may be signaling that the worst is over for the gold markets--and that gold will once again command some of the attention it has merited for the past five thousand years.

During the six months ended April 30, 1999, your shares in INVESCO Gold Fund rose 8.42%. This return substantially lagged that of the S&P 500, which rose 22.31% over the same period. (Of course, past performance is not a guarantee of future results.)(1),(2)

To understand where gold prices might be heading, of course, it is important to understand where they have been. The collapse of many Asian economies last year sent the gold markets reeling, in part because Asian owners of gold put their holdings on the market. Gold usually fares best in inflationary periods, and the specter of deflation in Asia also sent gold prices down. These problems came on top of a longer-term, secular trend downward for the industry, characterized by investors placing less emphasis on gold as a store of value and hedge against inflation.

In a curious way, however, last summer's panic may eventually help gold investors. Part of the problem plaguing gold is that national governments have been net sellers of bullion. While advanced industrialized countries show no sign of reversing this trend, it is possible that the currency crisis last year will convince some emerging nations to become buyers in order to provide a backing to their currencies.

Also, production costs provide some floor to the price of gold. Roughly 50%
of the world's production comes at a price tag over $200 per ounce, and 20% comes above $270 per ounce--not much below current bullion prices. Finally, certain other short-term factors may also provide support to the markets in the intermediate term. The minting of Millenium coins might create some demand, as might those for the Olympic Games.

For patient gold investors, however, the best news might well be the prices that the industry--as opposed to the market--is attaching to gold, a situation quite similar to the oil industry. Many smaller gold companies have been snapped up recently by larger firms perceiving a bargain in their assets. These acquisitions have helped our fund, which owned many of these smaller gold producers.

It is difficult to perceive how investors will approach gold any time in the near future with the same reverence as they do Internet branding or software savvy. Yet while investors should be aware of the hurdles gold has to overcome, it may well regain some of the respect it held for so long.

/s/ John S. Segner
-----------------------
John S. Segner
Vice President

INVESCO'S SECTOR FUNDS
HEALTH SCIENCES FUND
-------------------------------------------------------------------------------
Dear Shareholder:

Our fund continued to gain over the past six months, but not at the remarkable rate it has over the past few years. Having rushed into the health care sector in 1998, investors have been more reluctant to do so recently. However, we believe the fundamental drivers for the sector that first attracted attention are still in place, and that they will reward patient investors.

For the six months ended April 30, 1999, your shares in INVESCO Health Sciences Fund rose 7.28%. This return significantly lagged that of the S&P 500, which rose 22.31% over the same period. (Of course, past performance is not a guarantee of future results.)(1),(2)

Seeing little change in the sector's fundamentals, we have made few alterations in the portfolio's strategy. In particular, we will remain focused on large pharmaceutical companies. It is worth briefly reviewing the factors that are making for healthy profits for these companies:

   o New drugs typically drive earnings and revenue growth for pharmaceutical companies.
   o Only the largest firms are able to register, market and distribute their products efficiently in a global marketplace.
   o An aging world population is consuming an increasing level of pharmaceutical therapies, many of which are used in treating chronic conditions, providing a cost-effective alternative to direct care.
   o An improved regulatory "pipeline" for new drugs is increasing the speed at which companies can get products to market.

While investors may periodically reevaluate the prices they are willing to pay for these companies--as has happened recently--we believe that a steady record of earnings growth will eventually create the conditions for stock appreciation. The development of prominent new drugs may serve as stimulus, and we are particularly excited about the pending introduction of "Cox-2" inhibitors, which promise to revolutionize the treatment of pain and inflammation.

Although large-capitalization pharmaceuticals remain the dominant theme of the portfolio, we are always keeping an eye out for attractive opportunities elsewhere in the sector. Currently, we are very interested in the medical devices industry. Like pharmaceuticals, medical devices can provide long-term care to patients at less cost than hospitalization. They are also used increasingly by an aging population. Market-leading device makers such as Guidant and Medtronic have shown an ability to leverage their research & development capacities in much the same way as leading drug firms such as Merck and Pfizer. Meanwhile, our emphasis on the long-term trends of technology, demographics, and regulation is keeping our focus away from other segments, such as biotechnology.

We are confident health care will retain its enviable status as a sector that is both indispensable-- and growing.

/s/ John R. Schroer
---------------------
John R. Schroer
Senior Vice President

INVESCO'S SECTOR FUNDS
LEISURE FUND
-------------------------------------------------------------------------------
Dear Shareholder:

The basic premise upon which INVESCO Leisure Fund is based--that Americans are devoting an increasing amount of their wealth to the leisure sector--rewarded the fund handsomely over the past six months. While we recognize that much of this remarkable performance was due to a particular set of highly favorable factors, we remain optimistic that additional opportunities may lie around the corner.

Over the six months ending April 30, 1999, the value of your shares rose
44.53%. This nearly doubled the return of the S&P 500 over the same period, which rose 22.31%. (Of course, past performance is not a guarantee of future results.)(1),(2)

Our fund benefited from the appreciation of several industries within the leisure sector. Primary among them were cable companies. A great deal of money has flowed into that industry recently as a result of the desire of large telecommunications and technology companies to secure a role for themselves. Cable, these outsiders have realized, provides not only a means of delivering entertainment into the home, but also serves as a "broadband" channel for Internet service, voice transmission, and other purposes. Because cable operating companies have enjoyed such powerful appreciation, we are now focusing on content providers and cable technology firms.

Of course, not all leisure companies have been so fortunate--a situation we have also been able to exploit. Gaming and lodging companies saw their stocks bid down dramatically last year. We began selectively adding to our positions over the last several months, and the fund has enjoyed some appreciation as companies such as Harrah's Entertainment rebounded. The hotel chain Marriott has also helped the fund as it has benefited from a strong economy and high occupancy rates, helping fund performance. We see no reason these companies cannot continue to enjoy healthy profit increases.

We have also benefited from avoiding some of the lackluster stocks within the sector. Believing that Disney was entering a period of slower growth, we reduced our position some time ago, allowing us largely to avoid the company's recent, well-publicized problems. While we believe Disney will remain a large, well-run and profitable company, we will attempt to continue to avoid firms that have only modest growth potential, in favor of those tapping into new and growing markets. Luckily, there appear to be many examples of such areas, including advertising and video games.

We would frankly be quite surprised to see the fund continue to enjoy the remarkable returns it has over the past six months. Certainly, the sector will suffer should economic growth slow and consumer spending wane. Yet we believe the key determinant in the fund's long-term performance--the increasing role of leisure spending in the economy--will continue to reward patient investors.

/s/ Mark Greenberg
---------------------
Mark Greenberg
Vice President

INVESCO'S SECTOR FUNDS
TECHNOLOGY FUND
-------------------------------------------------------------------------------
Dear Shareholder:

The six-month period ended April 30, 1999 was a time characterized by strong performance in technology stocks. Indeed, this sector led the market up from the market lows of last October. While their leadership may appear to be faltering
currently,   they  continue  to  perform  well.

INVESCO Technology Fund has participated in that strong performance. During the six months ended April 30, 1999, your shares in INVESCO Technology Fund--Class II rose 46.46%. This return more than doubled that of the S&P 500, which rose 22.31% over the same period. (Of course, past performance is not a guarantee of future results.)(1),(2)

As we announced last January,  Daniel  Leonard  retired at the end of 1998, and I assumed management of INVESCO Technology Fund. Because the fund was well-managed, the changes I have initiated can mostly be described as incremental. We harvested a number of successful long-term investments and redeployed the proceeds into numerous attractive growth companies, many of which are benefiting directly from the growth of the Internet. Additionally, we expanded our exposure to semiconductor stocks and companies selling capital equipment to semiconductor companies, as we believe the industry is in the early stages of what could be a multi-year upturn.

One other change that should be noted: We have reduced the concentration of the positions in the portfolio. During the period, the sector's volatility has increased significantly. Investing in technology stocks always involves risk, of course, but the recent period has been exceptional. In an effort to help moderate the fund's price swings, we are reducing the "specific risk," the volatility associated with any particular security, through broader diversification. We expect to hold somewhere between 80 to 90 individual stocks, with the top 10 holdings representing some 20 to 30% of the portfolio.

This volatility presents opportunities as well. The sharp price moves in many technology stocks can present us with the chance to make tactical investments in companies we believe have outstanding long-term prospects--to pick up good growth stocks while they are "on sale," as it were.

The past six months have been extraordinary for technology investors. We expect that future periods will be equally interesting, but probably less dramatic, than the price moves we have seen coming off the market lows. The tremendous changes in this sector, many driven by the rapid adoption of the Internet, have created significant opportunities for creative, well-managed companies. We hope to be able to describe some of their successes in future reports to you.

/s/ William R. Keithler
-------------------------
William R. Keithler
Senior Vice President

INVESCO'S SECTOR FUNDS
UTILITIES FUND
-------------------------------------------------------------------------------
Dear Shareholder:

Over the past six months, the remarkably uneven performance of the stock market has resulted in uneven returns for utilities investors. Generally, electrical utilities have had a difficult time, as have natural gas suppliers. Fortunately, however, we have been able to find rewarding opportunities in the telecommunications group--and we remain much more enthusiastic about this segment moving forward.

For the six months ended April 30, 1999,  your shares in INVESCO  Utilities
Fund rose 19.03%. This compares with the S&P 500, which rose 22.31% over the same period. (Of course, past performance is not a guarantee of future results.)(1),(2)

As every utilities investor knows, this sector has changed dramatically over the past two decades. While some utilities can still offer attractive dividends to their shareholders, the days of safe, predictable growth are largely over. Deregulation and the heightened competition that ensued have forever changed the dynamics of the industry.

In  many  ways,  these  changes  have  been  good  for  shareholders.   The
deregulation of telecommunications companies, guided by the federal government, has opened up huge frontiers for savvy competitors. Many telecommunications companies in which we have invested have developed new technologies to broaden demand for their services. The most visible manifestation of this change has been movement of telecommunications firms into wireless communication and data transmission over the Internet.

Since I also manage INVESCO Worldwide Communications Fund, I constantly monitor developments across the telecommunications sector. For telecommunications stocks in Utilities Fund, I generally choose companies that are mature, established carriers--or, as in the case of MCI WorldCom, those with a dominant competitive position.

Changes in the utilities sector have had a much more ambivalent effect on electric utilities. In part, this is because deregulation has been conducted on a state-by-state, piecemeal basis. From an investor's standpoint, the process has been much less visible, meaning that the ways in which it has altered the competitive terrain have been much more difficult to determine. In response, we have diminished our focus on electrical utilities. We have also sought to find the most dynamic companies within the group, such as those that are exploiting the fiber networks originally constructed as part of their power grid.

Natural gas also forms a smaller part of our portfolio, but it is one that may well exhibit more growth potential in the months to come. Natural gas is a popular form of energy, because of its benign effect on the environment, but the supply coming from new wells has not kept pace with demand. Warm winters recently have kept prices from increasing, but a slight change next year could bring far different results.

We will continue to adjust our asset allocation among these segments based on our perceptions of the opportunity they present to provide capital growth with less risk than the broader market.

/s/ Brian B. Hayward
-----------------------
Brian B. Hayward
Vice President

ENERGY
The fund is managed by Vice President John S. Segner. He received a BS from the University of Alabama and an MBA from the University of Texas at Austin. Before joining INVESCO in 1997, John served as Managing Director and Principal for The Mitchell Group.

FINANCIAL SERVICES
The fund is managed by Vice President Jeffrey G. Morris. He received a BS from Colorado State University and an MS from the University oF Colorado - Denver. He is a Chartered Financial Analyst.

GOLD
The fund is managed by Vice President John S. Segner. He received a BS from the University of Alabama and an MBA from the University of Texas at Austin. Before joining INVESCO in 1997, John served as Managing Director and Principal for The Mitchell Group.

HEALTH SCIENCES
The fund is managed by Senior Vice President John R. Schroer, a Chartered Financial Analyst. John started his investment career in 1989, after earning an MBA and BA from the University of Wisconsin.

LEISURE
The fund is managed by Vice President Mark Greenberg. Mark started his investment career in 1980 and has over 16 years of experience in the leisure sector. He has a BSBA from Marquette University and is a Chartered Financial Analyst.

TECHNOLOGY
The fund is managed by Senior Vice President William R. Keithler, who returned to INVESCO in 1998 after serving as vice president and portfolio manager with Berger Associates. Bill has a MS from the University of Wisconsin-Madison and a BS from Webster College. He is a Chartered Financial Analyst.

UTILITIES
The fund is managed by Vice President Brian B. Hayward. Previously, he was a senior equity analyst for Mississippi Valley Advisors. Brian has a BA in Mathematics and a MA in economics from the University of Missouri. He is a Chartered Financial Analyst.

MARKET HEADLINES
-------------------------------------------------------------------------------
MARKET HEADLINES:
NOVEMBER 1998-APRIL 1999

If the winter of 1997-1998 taught investors one lesson, it was never to count a good economy down. Low interest rates, strong consumer spending and wage growth, and a virtually non-existent inflation rate combined to guide the U.S. markets out of the storms of world financial crisis. To be sure, troublesome indicators remained: a ballooning trade deficit, sluggish earnings growth for many large international companies, and a worrisomely low personal savings rate. Overall, though, the American economy was as robust as it had been in decades.

Economists and market watchers struggled with the happy task of explaining the continuing strength of the economy's fundamentals. Clearly, interest rate cuts by an accommodating Federal Reserve Board helped. But many wondered if deeper forces were at work. Some pointed to the "wealth effect" on consumer spending caused by healthy portfolio gains from the bull market. Others speculated that new productive vistas opened by technologies such as the Internet may be playing a role in helping companies pay higher wages while keeping costs down. Were we reaping the bounty of a "new economy," optimists wondered?

If we were, the rest of the world appeared trapped in more somber economic realities. Growth in Western Europe began to slow early in the year as its companies suffered from declining exports to emerging markets. Japan and the rest of Asia began crawling out of the hole of financial despair--but while Asian markets reacted exuberantly, it was clear that the region had far to go. In Latin America, markets plunged following a new currency crisis in Brazil before recovering in February.

The world economy could not continue flying on one engine, American financial officials warned their global counterparts. Indeed, the question remained: Would the world join in American prosperity, or would the world's largest economy finally fall prey to slower growth? As new market records were achieved in April, however, more investors seemed to look forward to smooth flying.

SINCE THE FUNDS ARE ACTIVELY  MANAGED,  HOLDINGS  WILL CHANGE OVER TIME.

1)TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS  AND  CAPITAL  GAIN
DISTRIBUTIONS FOR THE PERIODS INDICATED. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED.

2)THE  S&P  500  IS  AN  UNMANAGED   INDEX  OF  COMMON   STOCKS   CONSIDERED
REPRESENTATIVE OF THE BROAD U.S. STOCK MARKET.

FIVE LARGEST COMMON STOCK HOLDINGS

INVESCO SECTOR FUNDS, INC.
APRIL 30, 1999

UNAUDITED


DESCRIPTION                                             VALUE
-------------------------------------------------------------------------------
ENERGY FUND
USX-Marathon Group                                   $ 14,062,500
Consolidated Natural Gas                               11,900,000
Apache Corp                                             9,052,812
Yacimientos Petroliferos Fiscades SA Sponsored ADR
  Representing Class D Shrs                             8,820,000
Baker Hughes                                            8,365,000

FINANCIAL SERVICES FUND
American International Group                         $110,666,993
Providian Financial                                   101,656,078
Citigroup Inc                                          66,671,500
American Express                                       61,148,681
Wells Fargo & Co                                       57,331,406

GOLD FUND
Euro-Nevada Mining                                   $  9,422,852
Barrick Gold                                            9,317,875
Franco-Nevada Mining Ltd                                8,520,222
Stillwater Mining                                       8,493,750
Getchell Gold                                           8,190,000

HEALTH SCIENCES FUND
Medtronic Inc                                        $154,593,184
Johnson & Johnson                                      94,335,637
Pfizer Inc                                             93,985,927
Merck & Co                                             92,027,500
Warner-Lambert Co                                      85,450,089

LEISURE FUND
AT&T Corp -- Liberty Media Group Class A Shrs        $ 27,762,694
MediaOne Group                                         17,609,344
Harrah's Entertainment                                 15,056,800
Omnicom Group                                          14,935,000
WPP Group PLC                                          12,596,215

TECHNOLOGY FUND
Microsoft Corp                                       $ 49,218,456
Cisco Systems                                          47,666,719
Nokia Corp Sponsored ADR Representing Ord Shrs         44,512,500
America Online                                         41,054,900
Sun Microsystems                                       37,962,994

UTILITIES FUND
MetroNet Communications Class B Non-Voting Shrs      $ 10,933,500
Ameritech Corp                                          9,033,750
Qwest Communications International                      8,458,398
SBC Communications                                      8,120,000
Sprint Corp                                             7,794,750

Composition of holdings is subject to change.

STATEMENT OF INVESTMENT SECURITIES

INVESCO SECTOR FUNDS, INC.
APRIL 30, 1999
UNAUDITED
                                             SHARES,
                             COUNTRY        UNITS OR
                              CODE          PRINCIPAL
                            IF NON US        AMOUNT              VALUE
%     DESCRIPTION
ENERGY FUND
90.35 COMMON STOCKS
14.52 NATURAL GAS
      Coastal Corp                          190,000           $ 7,267,500
      Consolidated Natural Gas              200,000            11,900,000
      ONEOK Inc                             100,000             2,793,750
      Sonat Inc                             120,500             4,307,875
      Williams Cos                          130,000             6,142,500
===============================================================================
                                                               32,411,625

64.92 OIL & GAS
13.87 DOMESTIC INTEGRATED
      Amerada Hess                           70,000            3,990,000
      Murphy Oil                            130,000            6,101,875
      Pennzoil-Quaker State                 250,000            3,234,375
      USX-Marathon Group                    450,000           14,062,500
      Unocal Corp                            86,000            3,574,375
===============================================================================
                                                              30,963,125

10.43 DRILLING & EQUIPMENT
      Atwood Oceanics(a)                    110,000            3,836,250
      Dril-Quip Inc(a)                      118,300            2,883,562
      Grey Wolf(a)                          172,300              409,212
      Nabors Industries(a)                  245,000            5,037,813
      Noble Drilling(a)                     310,000            6,083,750
      Transocean Offshore                   170,000            5,046,875
===============================================================================
                                                              23,297,462

                                             SHARES,
                             COUNTRY        UNITS OR
                              CODE          PRINCIPAL
                            IF NON US        AMOUNT              VALUE
%     DESCRIPTION

23.18 EXPLORATION & PRODUCTION
      Apache Corp                           295,000          $ 9,052,812
      Barrett Resources(a)                   91,000            2,764,125
      Basin Exploration(a)                  287,100            4,916,587
      Cabot Oil & Gas Class A Shrs          136,200            2,383,500
      Chieftain International(a)             52,500              948,281
      Devon Energy                           92,000            3,059,000
      Gulf Indonesia Resources Ltd(a)       180,000            1,856,250
      Kerr-McGee Corp                       151,000            6,398,625
      Ocean Energy(a)                       455,000            4,237,188
      Santa Fe Energy Resources(a)          329,500            2,965,500
      Talisman Energy(a)                    285,000            7,570,313
      Union Pacific Resources Group         400,000            5,600,000
===============================================================================
                                                              51,752,181

16.09 INTERNATIONAL INTEGRATED
      ENI SpA Sponsored ADR Representing
        10 Ord Shrs                          75,000            4,903,125
      Mobil Corp                             75,000            7,856,250
      Shell Transport & Trading PLC ADR
        Representing 6 Ord Shrs             100,000            4,543,750
      Texaco Inc                             91,300            5,729,075
      Total SA Sponsored ADR Representing
        1/2 Class B Shr                      60,000            4,080,000
      Yacimientos Petroliferos Fiscades
        SA Sponsored ADR Representing
        Class D Shrs                        210,000            8,820,000
===============================================================================
                                                              35,932,200

1.35  REFINING & MARKETING
      Valero Energy                         135,000            3,012,188
===============================================================================
        TOTAL OIL & GAS                                      144,957,156
===============================================================================
10.91 OIL WELL EQUIPMENT & SERVICES
      Baker Hughes                          280,000            8,365,000
      Halliburton Co                         60,000            2,557,500
      Schlumberger Ltd                      126,000            8,048,250
      Veritas DGC(a)                        265,900            5,384,475
===============================================================================
                                                              24,355,225

      TOTAL COMMON STOCKS (Cost $169,574,334)                201,724,006
===============================================================================
9.65  SHORT-TERM INVESTMENTS-- REPURCHASE AGREEMENTS
      Repurchase  Agreement  with
        State Street dated  4/30/1999
        due 5/3/1999 at 4.820%,
        repurchased at $21,545,651
        (Collateralized by US Treasury Bonds,
        due 8/15/2013 at 12.000%,
        value $21,930,949)
        (Cost $21,537,000)            $  21,537,000           21,537,000
===============================================================================

                                            SHARES,
                             COUNTRY        UNITS OR
                              CODE          PRINCIPAL
%     DESCRIPTION           IF NON US        AMOUNT              VALUE

100.00   TOTAL INVESTMENT SECURITIES AT VALUE
      (Cost $191,111,334)
      (Cost for Income Tax Purposes $193,619,101)        $   223,261,006
==============================================================================

FINANCIAL SERVICES FUND
96.46       COMMON STOCKS
32.11       BANKS
      AmSouth Bancorp                       200,000       $    9,512,500
      Banco Santander Central
        Hispano Registered Shrs SP          780,000           16,966,934
      Bank of New York                    1,300,000           52,000,000
      City National                         121,100            4,677,488
      Fifth Third Bancorp                   525,000           37,635,938
      First Tennessee National              700,000           30,187,500
      First Union                           421,500           23,340,563
      Firstar Corp                        1,125,000           33,820,313
      Huntington Bancshares                 414,000           14,671,125
      National Commerce Bancorp              50,000            1,250,000
      National Westminster
        Bank PLC                UK          800,000           19,282,558
      North Fork Bancorp                    965,000           21,712,500
      Northern Trust                        257,000           23,933,125
      SouthTrust Corp                        52,500            2,091,798
      State Street                          515,000           45,062,500
      Toronto-Dominion Bank     CA        1,000,000           53,437,500
      Wachovia Corp                         401,000           35,237,875
      Wells Fargo                         1,327,500           57,331,406
===============================================================================
                                                             482,151,623

7.09  CONSUMER FINANCE
      American Express                      467,900           61,148,681
      Household International               900,000           45,281,250
===============================================================================
                                                             106,429,931

23.57 FINANCIAL
      Associates First Capital
        Class A Shrs                      1,008,800           44,702,450
      Capital One Financial                 158,000           27,442,625
      Citigroup Inc                         886,000           66,671,500
      Fannie Mae                            205,000           14,542,187
      Financial Federal(a)                   20,000              417,500
      Freddie Mac                           863,000           54,153,250
      Heller Financial                       40,000            1,085,000
      MicroFinancial Inc                     60,000            1,068,750
      Newcourt Credit Group     CA        1,490,000           42,092,500
      Providian Financial                   787,650          101,656,078
===============================================================================
                                                             353,831,840

19.19 INSURANCE
      AON Corp                              324,000           22,194,000
      AXA                       FR          139,000           17,970,976

                                             SHARES,
                             COUNTRY        UNITS OR
                              CODE          PRINCIPAL
%     DESCRIPTION           IF NON US        AMOUNT              VALUE

      AEGON NV                  NL           76,000          $ 7,297,026
      American International
        Group                               942,348          110,666,993
      Everest Reinsurance
        Holdings                            217,700            6,599,031
      Hartford Life Class
        A Shrs                              305,700           15,991,931
      ING Groep NV              NL          231,400           14,273,076
      ING Groep NV Sponsored
        ADR Representing
        Ord Shrs                NL          123,467            7,577,787
      Nationwide Financial
        Services Class A Shrs               130,000            6,028,750
      Progressive Corp                      234,600           33,665,100
      Provident Cos                         100,000            3,937,500
      UNUM Corp                             769,000           42,006,625
===============================================================================
                                                             288,208,795

2.73  INSURANCE BROKERS
      Marsh & McLennan                      535,000           40,960,938
===============================================================================
5.69  INVESTMENT BANK/BROKER FIRM
      Merrill Lynch & Co                    385,000           32,315,938
      Morgan Stanley Dean Witter & Co       325,600           32,295,450
      Schwab (Charles) Corp                 171,000           18,767,250
      Waddell & Reed Financial
        Class A Shrs                         89,539            2,020,224
===============================================================================
                                                              85,398,862

1.69  RAILROADS
      Kansas City Southern Industries       425,000           25,314,062
===============================================================================
0.17  RETAIL
      Cash America International            200,000            2,550,000
===============================================================================
4.22  SAVINGS & LOAN
      Charter One Financial                 765,345           23,917,031
      Deutsche Pfandbriefbank AG    GM       30,000            2,507,460
      Washington Mutual                     899,900           37,008,388
===============================================================================
                                                              63,432,879

      TOTAL COMMON STOCKS (Cost $1,023,430,495)            1,448,278,930
===============================================================================
3.54  SHORT-TERM INVESTMENTS
2.63  COMMERCIAL PAPER
0.86  CONSUMER FINANCE
      American Express Credit,
        4.880%, 5/5/1999                $13,000,000           13,000,000
===============================================================================
1.77  FINANCIAL
      American General Finance,
        4.920%, 5/3/1999                $26,605,000           26,605,000
===============================================================================
       TOTAL COMMERCIAL PAPER (Cost $39,605,000)              39,605,000
===============================================================================
0.91  REPURCHASE AGREEMENTS
      Repurchase  Agreement with
        State Street dated 4/30/1999
        due 5/3/1999 at 4.820%,
        repurchased at $13,610,465
        (Collateralized by US Treasury
        Bonds, due 8/15/2021 at 8.125%,
        value $13,780,616)
        (Cost $13,605,000)          $    13,605,000           13,605,000
===============================================================================
      TOTAL SHORT-TERM INVESTMENTS (Cost $53,210,000)         53,210,000
===============================================================================

                                             SHARES,
                             COUNTRY        UNITS OR
                              CODE          PRINCIPAL
%     DESCRIPTION           IF NON US        AMOUNT              VALUE

100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $1,076,640,495)
       (Cost for Income Tax Purposes
       $1,077,740,522)                                   $ 1,501,488,930
===============================================================================

GOLD FUND
85.14 COMMON STOCKS
85.14 GOLD & PRECIOUS METALS MINING
      Aber Resources Ltd(a)         CA      300,000      $     1,968,750
      Apex Silver Mines Ltd(a)      CJ      250,000            3,156,250
      Ashanti Goldfields Ltd
        Sponsored GDR
        Representing Ord Shrs       GH      350,000            3,150,000
      Barrick Gold                  CA      463,000            9,317,875
      Claude Resources(a)           CA      346,700              416,621
      Crown Resources(a)(b)                 985,000            1,046,563
      Euro-Nevada Mining            CA      550,000            9,422,852
      Francisco Gold(a)             CA      296,700            2,546,694
      Franco-Nevada Mining Ltd      CA      440,000            8,520,222
      Freeport McMoRan Copper
        & Gold Class A Shrs                 336,000            4,893,000
      Geomaque Explorations Ltd(a)  CA    1,500,000            1,493,511
      Getchell Gold(a)                      240,000            8,190,000
      Glamis Gold Ltd(a)            CA      175,000              350,000
      Goldcorp Inc Class A Shrs(a)  CA      675,100            4,008,406
      Golden Star Resources Ltd(a)        1,000,000              812,500
      Guyanor Ressources SA
        Class B Shrs(a)(b)  FR            1,000,000              515,004
      Homestake Mining                      459,163            4,390,742
      IAMGOLD(a)                    CA    1,700,000            4,552,633
      Indochina Goldfields
        Ltd(a)(c)                   CA    1,796,000            1,516,913
      Lihir Gold Ltd Sponsored
        ADR Representing
        20 Ord Shrs(a)              AS      215,000            3,843,125
      Manhattan Minerals(a)         CA      400,000              961,340
      Meridian Gold(a)              CA    1,200,000            6,900,000
      Metallica Resources(a)        CA      500,000              305,000
      Nevsun Resources Ltd(a)       CA      800,000              417,496
      Newmont Mining                        240,000            5,775,000
      Pacific Rim Mining(a)(b)      CA      924,900            1,047,919
      Placer Dome                   CA      200,000            2,825,000
      Repadre Capital(a)            CA      500,000              892,673
      Rio Narcea Gold Mines Ltd(a)  CA      556,900              286,806
      Solitario Resources(a)        CA      191,000              209,847
      SouthernEra Resources Ltd(a)  CA      500,000            1,630,845
      Star Resources(a)(b)          CA    3,370,000              532,239

                                             SHARES,
                             COUNTRY        UNITS OR
                              CODE          PRINCIPAL
%     DESCRIPTION           IF NON US        AMOUNT              VALUE

      Stillwater Mining(a)                  300,000        $   8,493,750
      Viceroy Resources(a)          CA    2,000,000            2,266,017
===============================================================================
      TOTAL COMMON STOCKS (Cost $136,428,247)                106,655,593
===============================================================================
14.86 SHORT-TERM INVESTMENTS-- REPURCHASE AGREEMENTS
      Repurchase  Agreement  with
        State Street dated
        4/30/1999  due 5/3/1999
        at 4.820%,  repurchased
        at $18,627,479
        (Collaterized by US
        Treasury Bonds, due
        8/15/2013 at 12.000%,
        value $18,959,516)
        (Cost $18,620,000)         $     18,620,000           18,620,000
===============================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $155,048,247)
       (Cost for Income Tax Purposes $157,510,912)       $   125,275,593
===============================================================================

HEALTH SCIENCES FUND
98.59 COMMON STOCKS & WARRANTS
6.45  BIOTECHNOLOGY
      Amgen Inc(a)                          782,110      $    48,050,883
      Ecogen Technologies I(a)(b)(e)            100                    1
      Genentech Inc(a)                       93,645            7,924,708
      Gilead Sciences(a)                    267,500           12,321,719
      MedClone Trust(a)(d)(e)               144,405                    0
      MedImmune Inc(a)                      364,050           20,068,257
      NeXstar Pharmaceuticals(a)            583,880           10,108,423
      Titan Pharmaceuticals(a)              488,215            1,556,185
      Xenometrix Inc(a)(e)                  127,641               22,975
===============================================================================
                                                             100,053,151
67.32 HEALTH CARE DRUGS -- PHARMACEUTICALS
      Abbott Laboratories                 1,430,430           69,286,453
      Allergan Inc                          336,805           30,270,349
      American Home Products              1,377,975           84,056,475
      Bristol-Myers Squibb                1,332,830           84,718,007
      Glaxo Wellcome PLC Sponsored ADR
        Representing 2 Ord Shrs           1,051,970           61,277,253
      Johnson & Johnson                     967,545           94,335,637
      Lilly (Eli) & Co                      969,165           71,354,773
      Merck & Co                          1,310,000           92,027,500
      Novartis AG Registered Shrs            17,230           25,270,667
      Pfizer Inc                            816,825           93,985,927
      Pharmacia & Upjohn                  1,507,545           84,422,520
      Roche Holdings AG Non-Voting
        Shrs(a)                               2,485           29,281,379
      Schering-Plough Corp                1,481,555           71,577,626
      Shire Pharmaceuticals Group PLC(a)    245,750            1,800,353

                                             SHARES,
                             COUNTRY        UNITS OR
                              CODE          PRINCIPAL
%     DESCRIPTION           IF NON US        AMOUNT              VALUE

      SmithKline Beecham PLC
        Sponsored ADR
        Representing 5 Ord Shrs             994,625        $  65,334,430
      Warner-Lambert Co                   1,257,775           85,450,089
===============================================================================
                                                           1,044,449,438

0.55  HEALTH CARE -- SERVICES
      Total Renal Care Holdings(a)          613,700            8,515,088
===============================================================================
24.27 MEDICAL EQUIPMENT & DEVICES
      Bausch & Lomb                         354,325           26,574,375
      Baxter International                  468,745           29,530,935
      Biomet Inc                            451,800           18,523,800
      Boston Scientific(a)                1,304,870           55,538,529
      Cambridge Heart(a)                    150,262            1,164,530
      Clarus Medical Systems Warrants
        (Exp 2000)(a)(d)(e)                   2,224                    0
      Guidant Corp                        1,590,800           85,406,075
      Medtronic Inc                       2,148,993          154,593,184
      Novoste Corp(a)                       232,500            5,173,125
===============================================================================
                                                             376,504,553

      TOTAL COMMON STOCKS & WARRANTS
        (Cost $1,203,566,265)                              1,529,522,230
===============================================================================
0.26  PREFERRED STOCKS
0.09  BIOTECHNOLOGY
      Ingenex Inc, Series B, Pfd(a)(e)      103,055               62,864
      MedClone Trust, Series G,
        Conv Pfd(a)(e)                      581,396               75,581
      Osiris Therapeutics, Series
        C, Pfd(a)(e)                        382,353            1,300,000
===============================================================================
                                                               1,438,445

0.13  HEALTH CARE -- SERVICES
      Physicians Online, Series A,
        Conv Pfd(a)(b)(e)                   361,350            1,954,904
===============================================================================
0.04  MEDICAL EQUIPMENT & DEVICES
      Clarus Medical Systems
        Series I, Pfd(a)(e)                 106,664              533,320
        Series II, Pfd(a)(e)                 22,239              111,196
      Janus Biomedical, Series
        A, Conv Pfd(a)(b)(e)                400,000                    1
===============================================================================
                                                                 644,517

      TOTAL PREFERRED STOCKS (Cost $6,974,797)                 4,037,866
===============================================================================
0.02  FIXED INCOME SECURITIES
0.02  HEALTH CARE -- SERVICES
      Physicians Online, Bridge Notes
        11.000%, 10/31/2000(a)(b)(e)
        (Cost $292,070)                  $  292,070              292,070
===============================================================================

1.13  SHORT-TERM INVESTMENTS -- COMMERCIAL PAPER
1.13  INSURANCE
      American General, 4.922%,
        5/3/1999 (Cost $17,600,000)    $  17,600,000          17,600,000
===============================================================================

                                             SHARES,
                             COUNTRY        UNITS OR
                              CODE          PRINCIPAL
%      DESCRIPTION           IF NON US        AMOUNT              VALUE

100.00 TOTAL INVESTMENT SECURITIES AT VALUE
      (Cost $1,228,433,132)
      (Cost for Income Tax Purposes
      $1,231,918,565)                                $     1,551,452,166
===============================================================================

LEISURE FUND
91.49 COMMON STOCKS
2.91  BEVERAGES
      Heineken NV                NL         211,700       $   10,638,984
===============================================================================

16.79 BROADCASTING
      @Entertainment Inc(a)                 158,800            1,429,200
      AT&T Corp-- Liberty Media
        Group Class A Shrs(a)               434,641           27,762,694
      Belo (A H) Corp Class A Shrs          135,400            2,928,025
      CBS Corp(a)                            98,000            4,465,125
      Central European Media
        Enterprises Ltd Class A Shrs(a)BD    82,800              677,925
      Chancellor Media(a)                   112,200            6,156,975
      Clear Channel Communications(a)        36,400            2,529,800
      EchoStar Communications
        Class A Shrs(a)                      87,300            8,757,281
      Fox Entertainment Group
        Class A Shrs(a)                      57,500            1,473,437
      Infinity Broadcasting
        Class A Shrs(a)                     115,700            3,203,444
      Sinclair Broadcast Group
        Class A Shrs(a)                      51,000              714,000
      Television Broadcasts
        Ltd Sponsored ADR
        Representing 2 Ord Shrs     HK      154,500            1,255,900
===============================================================================
                                                              61,353,806

16.09 CABLE
      Adelphia Communications
        Class A Shrs(a)                      15,000            1,023,750
      Cablevision Systems
        Class A Shrs(a)                      47,500            3,675,312
      Comcast Corp Special
        Class A Shrs                        137,978            9,063,430
      Flextech PLC(a)               UK      266,100            3,840,090
      Jones Intercable
        Class A Shrs(a)                     148,000            6,863,500
      MediaOne Group(a)                     215,900           17,609,344
      NTL Inc(a)                             95,995            7,319,619
      TV Guide Class A Shrs(a)              189,300            7,974,263
      USA Networks(a)                        38,300            1,431,463
===============================================================================
                                                              58,800,771

0.62  COMPUTER RELATED
      Bell & Howell(a)                       22,100              738,969
      Electronic Arts(a)                     19,700            1,001,006
      WorldGate Communications(a)            19,100              544,350
===============================================================================
                                                               2,284,325

                                             SHARES,
                             COUNTRY        UNITS OR
                              CODE          PRINCIPAL
%     DESCRIPTION           IF NON US        AMOUNT              VALUE

1.18  CONSUMER  --  JEWELRY,  NOVELTIES  & GIFTS
      De Beers Consolidated Mines
        Deferred ADR
        Representing Ord Shrs   SF          145,100         $  3,554,950
      TAG Heuer International
        SA Sponsored ADR
        Representing 1/10th
        Ord Shr                 SZ           75,000              750,000
===============================================================================
                                                               4,304,950

8.41  ENTERTAINMENT
      Ascent Entertainment
        Group(a)                             38,900              413,312
      Disney (Walt) Co                       84,399            2,679,668
      Granada Group PLC         UK          115,229            2,463,841
      Loews Cineplex
        Entertainment(a)        CA          148,600            1,876,075
      Metromedia International
        Group(a)                            100,000              587,500
      SFX Entertainment
        Class A Shrs(a)                      31,200            1,926,600
      Seagram Co Ltd            CA           59,900            3,436,763
      Time Warner                           166,400           11,648,000
      Viacom Inc
        Class A Shrs(a)                      82,080            3,329,370
        Class B Shrs(a)                      57,604            2,354,564
===============================================================================
                                                              30,715,693

6.41  GAMING
      Harrah's Entertainment(a)             684,400           15,056,800
      MGM Grand(a)                           39,299            1,729,156
      Mirage Resorts(a)                      48,200            1,081,488
      Park Place Entertainment(a)           227,300            2,457,681
      Powerhouse Technologies(a)             68,000            1,190,000
      Sun International Hotels
        Ltd(a)                  BD           44,700            1,891,369
===============================================================================
                                                              23,406,494

0.29  HOUSEHOLD FURNITURE & APPLIANCES
      Harman International Industries        22,770            1,045,997
===============================================================================

5.31  LEISURE TIME
      AMF Bowling(a)                         46,200              271,425
      American Classic Voyages(a)            94,500            1,689,187
      Bally Total Fitness Holdings(a)        78,800            1,910,900
      Carnival Corp                         144,600            5,964,750
      Cedar Fair LP                         102,800            2,467,200
      Family Golf Centers(a)                151,400            1,088,187
      K2 Inc                                 64,000              652,000
      Premier Parks(a)                       15,000              518,438
      Royal Caribbean Cruises Ltd            88,000            3,250,500
      Steiner Leisure Ltd(a)                 35,200            1,117,600

                                            SHARES,
                             COUNTRY        UNITS OR
                              CODE          PRINCIPAL
%     DESCRIPTION           IF NON US        AMOUNT              VALUE

Vail Resorts(a)                              24,600          $   476,625
===============================================================================
                                                              19,406,812

3.74  LODGING -- HOTELS
      Hilton Hotels                         153,700            2,401,562
      Marriott International
        Class A Shrs                        268,700           11,251,812
===============================================================================
                                                              13,653,374

1.18  MANUFACTURING
      Pittway Corp Class A                  163,400            4,309,675
===============================================================================
2.18  PHOTOGRAPHY & IMAGING
      Gemstar International Group
        Ltd(a)                               75,500            7,955,813
===============================================================================
8.04  PUBLISHING
      Central Newspapers
        Class A Shrs                         20,000              678,750
      Harcourt General                       57,100            2,722,956
      Houghton Mifflin                       68,500            3,056,812
      Information Holdings(a)                34,405              683,799
      McClatchy Newspapers
        Class A Shrs                        122,500            4,394,687
      McGraw-Hill Cos                        79,200            4,375,800
      Meredith Corp                          30,900            1,133,644
      Pearson PLC                   UK       50,000            1,064,276
      Scripps (E W) Co
        Class A Shrs                         70,000            3,500,000
      Times Mirror Series A                  23,400            1,368,900
      Valassis Communications(a)            114,000            6,384,000
===============================================================================
                                                              29,363,624

1.05  REAL ESTATE INVESTMENT TRUST
      Golf Trust of America                  20,000              443,750
      Mills Corp                             35,700              698,381
      Starwood Hotels & Resorts Worldwide    73,700            2,703,869
===============================================================================
                                                               3,846,000

2.90  RETAIL
      Hastings Entertainment(a)              99,700            1,526,656
      Tuesday Morning(a)                    134,200            2,616,900
      Wal-Mart Stores                       140,000            6,440,000
===============================================================================
                                                              10,583,556

10.93 SERVICES
      Cendant Corp(a)                        61,867            1,113,606
      Harte-Hanks Inc                       249,900            6,309,975
      Omnicom Group                         206,000           14,935,000
      Penton Media                           50,600            1,201,750
      WPP Group PLC(a)              UK    1,425,000           12,596,215
      Young & Rubicam(a)                     95,000            3,782,188
===============================================================================
                                                              39,938,734

                                             SHARES,
                             COUNTRY        UNITS OR
                              CODE          PRINCIPAL
%     DESCRIPTION           IF NON US        AMOUNT              VALUE

1.38  TELECOMMUNICATIONS -- LONG DISTANCE
      AT&T Corp                              93,648          $ 4,729,224
      PT Pasifik Satelit
        Nusantara Sponsored ADR
        Representing 3 Ord Shrs(a)  ID       40,000              300,000
===============================================================================
                                                               5,029,224

0.43  TEXTILE -- APPAREL MANUFACTURING
      Polo Ralph Lauren(a)                   71,600            1,593,100
===============================================================================
0.68  TOBACCO
      Philip Morris                          71,000            2,489,438
===============================================================================
0.97  TOYS
      Hasbro Inc                             12,000              409,500
      Mattel Inc                             79,200            2,049,300
      Nintendo Co Ltd               JA       11,860            1,105,867
===============================================================================
                                                               3,564,667

      TOTAL COMMON STOCKS (Cost $188,670,289)                334,285,037
===============================================================================
2.43  PREFERRED STOCKS
0.39  BROADCASTING
      ProSieben Media AG, Pfd       GM       30,000            1,412,430
===============================================================================
0.95  ENTERTAINMENT
      News Corp Ltd Sponsored
        ADR Representing 4
        Ltd Voting Pfd Shrs         AS       99,978            3,055,578
      Village Roadshow Ltd
        Class A Shrs, Pfd           AS      250,000              422,535
===============================================================================
                                                               3,478,113

1.09  LEISURE TIME
      Royal Caribbean Cruises
        Ltd, Series A
        7.250%, Conv Pfd                     35,000            3,990,000
===============================================================================

      TOTAL PREFERRED STOCKS
        (Cost $4,926,510)                                      8,880,543
===============================================================================
3.32  OTHER SECURITIES
3.32  TOBACCO
      Cie Financiere Richemont
        AG A, Units (Each unit
        consists of one bearer
        shr at 100 Swiss Francs
        par in the  Company
        and one  bearer
        participation certificate
        at no par issued by
        Richemont SA Luxembourg)
        (Cost $9,847,625)           SZ       7,127            12,142,816
===============================================================================
2.76  SHORT-TERM INVESTMENTS -- COMMERCIAL PAPER
2.76  FINANCIAL
      General Motors Acceptance,
        4.940%, 5/3/1999
        (Cost $10,070,000)              $10,070,000           10,070,000
===============================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $213,514,424)
       (Cost for Income Tax
       Purposes $213,519,665)                          $     365,378,396
===============================================================================

                                            SHARES,
                             COUNTRY        UNITS OR
                              CODE          PRINCIPAL
%     DESCRIPTION           IF NON US        AMOUNT              VALUE

TECHNOLOGY FUND
89.38 COMMON STOCKS
1.50  BIOTECHNOLOGY
      Biogen Inc(a)                          95,900          $ 9,116,494
      Genentech Inc(a)                      184,600           15,621,775
      Titan Pharmaceuticals(a)              244,108              778,094
===============================================================================
                                                              25,516,363

1.07  BROADCASTING
      Broadcast.com Inc(a)                  143,000           18,339,750
===============================================================================
7.90  COMMUNICATIONS-- EQUIPMENT & MANUFACTURING
      Carrier Access(a)                      96,400            5,006,775
      General Instrument(a)                 477,600           17,432,400
      Nokia Corp Sponsored ADR
        Representing Ord Shrs               600,000           44,512,500
      Nortel Networks                       180,400           12,301,025
      Powerwave Technologies(a)             639,300           19,418,737
      RF Micro Devices(a)                   132,800            7,420,200
      Tellabs Inc(a)                        261,700           28,672,506
===============================================================================
                                                             134,764,143

14.36 COMPUTER SOFTWARE & SERVICE
      BroadVision Inc(a)                    286,300           16,623,294
      CBT Group PLC Sponsored
        ADR Representing Ord Shrs(a)        803,800           12,458,900
      Compuware Corp(a)                     619,000           15,088,125
      Excite Inc(a)                          63,400            9,256,400
      Exodus Communications(a)              239,000           21,539,875
      GeoTel Communications(a)              300,000           16,875,000
      Inktomi Corp(a)                       173,000           20,716,750
      InterVU Inc(a)                         85,300            4,606,200
      Legato Systems(a)                     441,600           17,857,200
      Microsoft Corp(a)                     605,300           49,218,456
      Network Solutions Class A(a)           72,900            5,667,975
      New Era of Networks(a)                521,600           19,592,600
      SoftNet Systems(a)                    193,100            6,299,888
      USWeb Corp(a)                         270,200            6,062,613
      Verio Inc(a)                          237,600           16,869,600
      Verity Inc(a)                         175,000            6,125,000
===============================================================================
                                                             244,857,876

0.75  COMPUTER SYSTEMS
      NCR Corp(a)                           312,900           12,828,900
===============================================================================

                                             SHARES,
                             COUNTRY        UNITS OR
                              CODE          PRINCIPAL
%     DESCRIPTION           IF NON US        AMOUNT              VALUE

5.13  COMPUTERS -- HARDWARE
      International Business Machines        119,000     $    24,893,312
      Lexmark International
        Group Class A(a)                     200,000          24,700,000
      Sun Microsystems(a)                    634,700          37,962,994
===============================================================================
                                                              87,556,306

9.77  COMPUTERS -- NETWORKING
      Ascend Communications(a)              189,600           18,320,100
      Cisco Systems(a)                      417,900           47,666,719
      Concentric Network(a)                 195,400           16,315,900
      Extreme Networks(a)                    25,400            1,408,113
      Network Appliance(a)                  565,000           28,426,562
      Novell Inc(a)                         600,000           13,350,000
      PSINet Inc(a)                         182,000            9,191,000
      Rhythms NetConnections(a)             112,850            9,310,125
      Whittman-Hart Inc(a)                  800,300           22,608,475
===============================================================================
                                                             166,596,994
1.99  COMPUTERS -- PERIPHERALS
      EMC Corp(a)                           311,000           33,879,562
===============================================================================
1.51  ELECTRICAL EQUIPMENT
      Solectron Corp(a)                     531,000           25,753,500
===============================================================================
0.97  ELECTRONICS -- INSTRUMENTS
      Uniphase Corp(a)                      136,500           16,567,687
===============================================================================
14.32 ELECTRONICS -- SEMICONDUCTOR
      Altera Corp(a)                        263,200           19,016,200
      Applied Micro Circuits(a)              90,900            4,846,106
      Atmel Corp(a)                       1,370,700           25,015,275
      Celestica Inc(a)                      130,500            5,105,813
      Conexant Systems(a)                   583,500           23,777,625
      Flextronics International(a)          274,400           12,811,050
      Genesis Microchip(a)                  314,600            6,527,950
      Intel Corp                            243,300           14,886,919
      Jabil Circuit(a)                      474,700           22,103,219
      Linear Technology                     271,600           15,447,250
      Maxim Integrated Products(a)          537,300           30,088,800
      PMC-Sierra Inc(a)                      48,500            4,649,938
      QLogic Corp(a)                        168,500           11,784,469
      Texas Instruments                     223,000           22,773,875
      Vitesse Semiconductor(a)              351,100           16,260,319

                                             SHARES,
                             COUNTRY        UNITS OR
                              CODE          PRINCIPAL
%     DESCRIPTION           IF NON US        AMOUNT              VALUE

      Xilinx Inc(a)                         200,000          $ 9,125,000
===============================================================================
                                                             244,219,808

5.22  EQUIPMENT -- SEMICONDUCTOR
      ASM Lithography Holding
        NV New York Registered Shrs(a)       409,80           15,982,200
      Applied Materials(a)                  372,400           19,969,950
      KLA-Tencor Corp(a)                    241,000           11,959,625
      Lam Research(a)                       415,700           13,094,550
      Novellus Systems(a)                   141,300            6,676,425
      Taiwan Semiconductor
        Manufacturing Sponsored ADR
        Representing 5 Ord Shrs(a)          525,000           12,600,000
      Teradyne Inc(a)                       184,700            8,715,531
===============================================================================
                                                              88,998,281

0.52  INVESTMENT BANK/BROKER FIRM
      Hambrecht & Quist Group(a)            252,400            8,897,100
===============================================================================
0.75  OFFICE EQUIPMENT & SUPPLIES
      Xerox Corp                            217,200           12,760,500
===============================================================================
2.19  OIL & GAS RELATED
      Baker Hughes                          550,200           16,437,225
      Veritas DGC(a)                      1,033,400           20,926,350
===============================================================================
                                                              37,363,575
1.96  PHOTOGRAPHY & IMAGING
      Gemstar International
        Group Ltd(a)                        317,300           33,435,487
===============================================================================
0.69  RETAIL
      eBay Inc(a)                            56,700           11,800,687
===============================================================================
13.60 SERVICES
      America Online(a)                     287,600           41,054,900
      BISYS Group(a)                        435,200           22,086,400
      CMGI Inc(a)                           148,600           37,827,987
      CIBER Inc(a)                          278,500            5,256,688
      Critical Path(a)                       72,900            7,253,550
      Fiserv Inc(a)                         555,000           32,502,188
      Paychex Inc                           154,600            7,894,263
      Safeguard Scientifics(a)              287,300           23,271,300
      Sapient Corp(a)                       204,800           12,851,200
      TSI International Software
        Ltd(a)                              816,600           12,861,450
      VeriSign Inc(a)                       133,900           15,398,500
      VERITAS Software(a)                   193,100           13,710,100
===============================================================================
                                                             231,968,526

                                             SHARES,
                             COUNTRY        UNITS OR
                              CODE          PRINCIPAL
%     DESCRIPTION           IF NON US        AMOUNT              VALUE

1.60  TELECOMMUNICATIONS-- CELLULAR & WIRELESS
      AirTouch Communications(a)             82,200          $ 7,675,425
      Nextel Communications Class A(a)      453,600           18,569,250
      Proxim Inc(a)                          27,700            1,066,450
===============================================================================
                                                              27,311,125

3.58  TELECOMMUNICATIONS -- LONG DISTANCE
      MCI WorldCom(a)                       271,200           22,289,250
      Qwest Communications
        International(a)                    300,000           25,631,250
      Viatel Inc(a)                         286,500           13,179,000
===============================================================================
                                                              61,099,500

      TOTAL COMMON STOCKS
        (Cost $1,103,342,260)                              1,524,515,670
===============================================================================
0.00  PREFERRED STOCKS
0.00  BIOTECHNOLOGY
      Ingenex Inc, Series B, Pfd(a)(e)
        (Cost $300,000)                      51,527               31,431
===============================================================================
10.62 SHORT-TERM INVESTMENTS
10.15 COMMERCIAL PAPER
4.58  FINANCIAL
      General Electric Capital Services,
        4.850%, 5/6/1999               $  38,050,000           38,050,000
      Sears Roebuck Acceptance,
        4.850%, 5/4/1999               $  40,000,000           40,000,000
===============================================================================
                                                               78,050,000
3.81  INSURANCE
      CIGNA Corp
        4.850%, 5/10/1999                $30,000,000           30,000,000
        4.810%, 5/5/1999                 $35,000,000           35,000,000
===============================================================================
                                                               65,000,000

1.76  SERVICES
      Hertz Corp, 4.810%, 5/3/1999       $30,000,000           30,000,000
===============================================================================
         TOTAL COMMERCIAL PAPER
           (Cost $173,050,000)                                173,050,000
===============================================================================
0.47  Repurchase Agreements
      Repurchase  Agreement with
        State Street dated
        4/30/1999  due 5/3/1999 at
        4.820%,  repurchased at
        $8,053,233 (Collateralized
        by US Treasury Bonds, due
        8/15/2021 at 8.125%,
        value $8,143,619)
        (Cost $8,050,000)           $     8,050,000           $8,050,000
===============================================================================
      TOTAL SHORT-TERM INVESTMENTS
        (Cost $181,100,000)                                  181,100,000
===============================================================================

100.00 TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $1,284,742,260)
         (Cost for Income Tax Purposes
         $1,287,393,824)                             $     1,705,647,101
===============================================================================

                                            SHARES,
                             COUNTRY        UNITS OR
                              CODE          PRINCIPAL
%     DESCRIPTION           IF NON US        AMOUNT              VALUE

UTILITIES FUND
93.15 COMMON STOCKS
1.99  MACHINERY
      Mannesmann AG                          30,000          $ 3,954,804
===============================================================================
2.50  SERVICES
      Convergys Corp(a)                     123,300            2,296,462
      Metzler Group(a)                       96,100            2,678,788
===============================================================================
                                                               4,975,250

14.21 TELECOMMUNICATIONS
      AirTouch Communications(a)             72,000            6,723,000
      MCI WorldCom(a)                        64,490            5,300,272
      Qwest Communications
        International(a)                     99,001            8,458,398
      Sprint Corp                            76,000            7,794,750
===============================================================================
                                                              28,276,420

74.45 UTILITIES
24.03 ELECTRIC
      CMS Energy                             55,700            2,450,800
      Carolina Power & Light                 65,300            2,632,406
      Consolidated Edison                    67,000            3,044,312
      DTE Energy                             66,200            2,701,787
      Duke Energy                            45,009            2,520,504
      Edison International                   92,600            2,268,700
      FPL Group                              43,300            2,441,037
      GPU Inc                                53,700            2,047,313
      Interstate Energy                      89,946            2,591,569
      New Century Energies                   80,400            2,814,000
      NiSource Inc                          105,400            2,924,850
      Northern States Power                  78,600            1,896,225
      PG&E Corp                              76,000            2,360,750
      PP&L Resources                         53,241            1,487,420
      PacifiCorp                             89,600            1,495,200
      Pinnacle West Capital                  58,700            2,278,294
      Reliant Energy                         96,600            2,734,988
      SCANA Corp                             77,200            1,814,200
      Texas Utilities                        53,900            2,142,525
      Unicom Corp                            81,700            3,170,981
===============================================================================
                                                              47,817,861

9.21  NATURAL GAS
      Coastal Corp                           94,000            3,595,500
      Columbia Energy Group                  39,000            1,874,437
      Enron Corp                             42,000            3,160,500
      New Jersey Resources                   55,800            2,057,625
      ONEOK Inc                              51,000            1,424,813
      TransCanada PipeLines Ltd             115,000            1,595,625

                                             SHARES,
                             COUNTRY        UNITS OR
                              CODE          PRINCIPAL
%     DESCRIPTION           IF NON US        AMOUNT              VALUE

      Williams Cos                           98,000          $ 4,630,500
===============================================================================
                                                              18,339,000

41.21 TELEPHONE
      ALLTEL Corp                            71,300            4,808,294
      Ameritech Corp                        132,000            9,033,750
      Bell Atlantic                          90,270            5,201,809
      BellSouth Corp                        161,800            7,240,550
      Century Telephone Enterprises         138,825            5,587,706
      Cincinnati Bell                       123,300            2,789,662
      COLT Telecom Group PLC Sponsored
        ADR Representing 4 Ord Shrs(a)       73,100            5,583,013
      Frontier Corp                          38,000            2,097,125
      GTE Corp                               81,800            5,475,488
      Intermedia Communications(a)          150,000            4,828,125
      MetroNet Communications Class
        B Non-Voting Shrs(a)                197,000           10,933,500
      SBC Communications                    145,000            8,120,000
      Telefonica de Espana SA Sponsored
        ADR Representing 3 Ord Shrs          40,858            5,694,603
      US WEST                                88,300            4,619,194
===============================================================================
                                                              82,012,819

        TOTAL UTILITIES                                      148,169,680
===============================================================================
      TOTAL COMMON STOCKS (Cost $111,739,869)                185,376,154
===============================================================================
6.85  SHORT-TERM INVESTMENTS
5.02  COMMERCIAL PAPER
5.02  FINANCIAL
      General Motors Acceptance,
        4.942%, 5/3/1999
        (Cost $10,000,000)              $10,000,000           10,000,000
===============================================================================
1.83  Repurchase Agreements
      Repurchase  Agreement  with
        State Street dated  4/30/1999
        due 5/3/1999 at 4.820%,
        repurchased at $3,641,462
        (Collateralized by US Treasury
        Bonds due 8/15/2021
        at 8.125%, value $3,680,042)
        (Cost $3,640,000)             $   3,640,000           3,640,000
===============================================================================
      TOTAL SHORT-TERM INVESTMENTS
        (Cost $13,640,000)                                   13,640,000
===============================================================================
100.00      TOTAL INVESTMENT SECURITIES AT VALUE
      (Cost $125,379,869)
      (Cost for Income Tax Purposes $125,380,546)         $ 199,016,154
===============================================================================

(a)  Security is non-income producing.
(b)  Security is an affiliated company (See Notes).
(c) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.
(d)  Security  has no market  value at April 30,  1999.
(e)  The  following  are restricted securities at April 30, 1999:

SCHEDULE OF RESTRICTED OR ILLIQUID SECURITIES


                                                                   VALUE AS
                           ACQUISITION       ACQUISITION               % OF
DESCRIPTION                    DATE(S)              COST         NET ASSETS
-------------------------------------------------------------------------------
HEALTH SCIENCES FUND
Clarus Medical Systems
  Series I, Pfd               12/23/92        $2,000,000            0.03  %
  Series II, Pfd                5/3/95           111,196            0.01
  Warrants (Exp 2000)           5/3/95                 0            0.00
Ecogen Technologies I        11/18/92-
                               1/28/94         1,140,000            0.00
Ingenex Inc Series B, Pfd      9/27/94           600,000            0.00
Janus Biomedical Series A,
  Conv Pfd                      3/2/94         1,000,000            0.00
MedClone Trust                 9/30/97           101,310            0.00
MedClone Trust Series G,
  Conv Pfd                    10/21/93         1,000,001            0.00
Osiris Therapeutics Series
  C, Conv Pfd                  5/26/94         1,300,000            0.08
Physicians Online
  Bridge Notes, 11.000%,
  10/31/2000                   6/10/98           292,070            0.02
  Series A, Pfd                8/31/93           963,600            0.12
Xenometrix Inc                  1/7/94         1,226,971            0.00
===============================================================================
                                                                    0.26  %
===============================================================================

TECHNOLOGY FUND
Ingenex Inc, Series B, Pfd     9/27/94        $  300,000            0.00  %
===============================================================================

SUMMARY OF INVESTMENTS BY COUNTRY

                                                       % OF
                               COUNTRY           INVESTMENT
COUNTRY                           CODE           SECURITIES           VALUE
-------------------------------------------------------------------------------
FINANCIAL SERVICES FUND
Canada                              CA           6.36%         $  95,530,000
France                              FR           1.20             17,970,976
Germany                             GM           0.17              2,507,460
Netherlands                         NL           1.94             29,147,889
Spain                               SP           1.13             16,966,934
United Kingdom                      UK           1.28             19,282,558
United States                       US          87.92          1,320,083,113
===============================================================================
                                               100.00%       $ 1,501,488,930
===============================================================================

GOLD FUND
Australia                           AS           3.07%        $    3,843,125
Canada                              CA          49.80             62,389,659
Cayman Islands                      CJ           2.52              3,156,250
France                              FR           0.41                515,004
Ghana                               GH           2.51              3,150,000
United States                       US          41.69             52,221,555
===============================================================================
                                               100.00%         $ 125,275,593
===============================================================================

                                               % OF
                               COUNTRY       INVESTMENT
COUNTRY                           CODE       SECURITIES               VALUE
-------------------------------------------------------------------------------
LEISURE FUND
Australia                           AS         0.95%         $    3,478,113
Bermuda                             BD         0.70               2,569,294
Canada                              CA         1.46               5,312,838
Germany                             GM         0.39               1,412,430
Hong Kong                           HK         0.34               1,255,900
Indonesia                           ID         0.08                 300,000
Japan                               JA         0.30               1,105,867
Netherlands                         NL         2.91              10,638,984
South Africa                        SF         0.97               3,554,950
Switzerland                         SZ         3.53              12,892,816
United Kingdom                      UK         5.47              19,964,422
United States                       US        82.90             302,892,782
===============================================================================
                                             100.00%         $  365,378,396
===============================================================================

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

INVESCO SECTOR FUNDS, INC.
APRIL 30, 1999

UNAUDITED
                                                             FINANCIAL
                                          ENERGY              SERVICES
                                            FUND                  FUND
-------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                         $191,111,334       $1,076,640,495
===============================================================================
  At Value(a)                        $223,261,006       $1,501,488,930
Receivables:
  Investment Securities Sold            8,958,854           11,501,794
  Fund Shares Sold                      4,651,530            5,508,986
  Dividends and Interest                  132,277            2,096,148
Prepaid Expenses and Other Assets          27,415              166,724
===============================================================================
TOTAL ASSETS                          237,031,082        1,520,762,582
===============================================================================
LIABILITIES
Payables:
  Custodian                                 1,352              190,154
  Investment Securities Purchased      26,606,062                    0
  Fund Shares Repurchased              23,266,711            4,158,606
Accrued Distribution Expenses              32,447              305,574
Accrued Expenses and Other Payables         8,687               29,550
===============================================================================
TOTAL LIABILITIES                      49,915,259            4,683,884
===============================================================================
NET ASSETS AT VALUE                  $187,115,823       $1,516,078,698
===============================================================================
NET ASSETS
Paid-in Capital(b)                   $195,064,285       $1,038,426,924
Accumulated Undistributed Net
  Investment Income                        10,385            1,856,685

Accumulated Undistributed Net
  Realized Gain (Loss) on
  Investment Securities and
  Foreign Currency Transactions      (40,108,519)          50,954,688
Net Appreciation of Investment
  Securities and Foreign
  Currency Transactions                32,149,672         424,840,401
===============================================================================
NET ASSETS AT VALUE                  $187,115,823      $1,516,078,698
===============================================================================
Shares Outstanding                     14,141,572          46,966,591
NET ASSET VALUE, Offering
  and Redemption Price per Share         $  13.23          $    32.28
===============================================================================

(a)Investment securities at cost and value at April 30, 1999 include repurchase agreements of $21,537,000 and $13,605,000 for Energy and Financial Services Funds, respectively.

(b)The Fund has one billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund and/or class.

See Notes to Financial Statements

INVESCO SECTOR FUNDS, INC.
APRIL 30, 1999

UNAUDITED
                                                                 HEALTH
                                            GOLD               SCIENCES
                                            FUND                   FUND
-------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                         $155,048,247          $1,228,433,132
===============================================================================
  At Value(a)                        $125,275,593          $1,551,452,166
Foreign Currency (Cost $0 and
  $308,394, respectively)                       0                 305,624
Receivables:
  Investment Securities Sold              135,265               9,896,163
  Fund Shares Sold                      2,278,455               5,050,752
  Dividends and Interest                   33,993               2,118,918
Prepaid Expenses and Other Assets          42,194                 181,355
===============================================================================
TOTAL ASSETS                          127,765,500           1,569,004,978
===============================================================================
LIABILITIES
Payables:
  Custodian                              137,128                  926,933
  Investment Securities Purchased      5,729,856                        0
  Fund Shares Repurchased             15,048,283                1,981,882
Accrued Distribution Expenses             20,562                  343,485
Accrued Expenses and Other Payables       32,048                   50,124
===============================================================================
TOTAL LIABILITIES                     20,967,877                3,302,424
===============================================================================
NET ASSETS AT VALUE                 $106,797,623           $1,565,702,554
===============================================================================
NET ASSETS
Paid-in Capital(b)                  $293,043,265           $1,176,045,525
Accumulated Undistributed
  Net Investment Loss                 (4,774,256)                (272,754)
Accumulated Undistributed
  Net Realized Gain (Loss) on
  Investment Securities and
  Foreign Currency Transactions     (151,698,732)              66,915,189
Net Appreciation (Depreciation)
  of Investment Securities and
  Foreign Currency Transactions      (29,772,654)             323,014,594
===============================================================================
NET ASSETS AT VALUE                 $106,797,623           $1,565,702,554
===============================================================================
Shares Outstanding                    51,854,750               27,088,054
NET ASSET VALUE, Offering and
  Redemption Price per Share      $         2.06               $    57.80
===============================================================================

(a)Investment securities at cost and value at April 30, 1999 include a repurchase agreement of $18,620,000 for Gold Fund.

(b)The Fund has one billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund and/or class.

See Notes to Financial Statements

INVESCO SECTOR FUNDS, INC.
APRIL 30, 1999

UNAUDITED

                                         LEISURE     UTILITIES
                                            FUND          FUND
-------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                         $213,514,424 $125,379,869
===============================================================================
  At Value(a)                        $365,378,396 $199,016,154
Cash                                      13,832         3,805
Receivables:
  Investment Securities Sold             134,763             0
  Fund Shares Sold                     1,315,239     1,648,502
  Dividends and Interest                 255,243       598,025
Prepaid Expenses and Other Assets         54,673       203,339
===============================================================================
TOTAL ASSETS                          367,152,146  201,469,825
===============================================================================
LIABILITIES
Payables:
  Distributions to Shareholders                0        32,117
  Investment Securities Purchased      1,605,900             0
  Fund Shares Repurchased                997,852     4,819,516
Accrued Distribution Expenses             71,239        40,246
Accrued Expenses and Other Payables       21,459         9,957
===============================================================================
TOTAL LIABILITIES                      2,696,450     4,901,836
===============================================================================
NET ASSETS AT VALUE                  $364,455,696 $196,567,989
===============================================================================
NET ASSETS
Paid-in Capital(b)                   $196,322,974 $117,635,607
Accumulated Undistributed
  Net Investment Income (Loss)           (923,010)       2,018

Accumulated Undistributed Net
  Realized Gain on Investment
  Securities and Foreign Currency
  Transactions                         17,192,400    5,298,031
Net Appreciation of Investment
  Securities and Foreign
  Currency Transactions               151,863,332   73,632,333
===============================================================================
NET ASSETS AT VALUE                  $364,455,696 $196,567,989
===============================================================================
Shares Outstanding                     9,636,815    11,457,115
NET ASSET VALUE, Offering
  and Redemption
  Price per Share                 $        37.82    $    17.16
===============================================================================

(a)Investment securities at cost and value at April 30, 1999 include a repurchase agreement of $3,640,000 for Utilities Fund.

(b)The Fund has one billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund and/or class.

See Notes to Financial Statements

INVESCO SECTOR FUNDS, INC.
APRIL 30, 1999

UNAUDITED
                                                    TECHNOLOGY
                                                          FUND
-------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                      $1,284,742,260
===============================================================================
  At Value(a)                                     $1,705,647,101
Receivables:
  Investment Securities Sold                        23,920,653
  Fund Shares Sold                                  43,208,079
  Dividends and Interest                                91,198
Prepaid Expenses and Other Assets                      157,582
===============================================================================
TOTAL ASSETS                                     1,773,024,613
===============================================================================
LIABILITIES
Payables:
  Custodian                                              6,430
  Investment Securities Purchased                   66,285,566
  Fund Shares Repurchased                            1,677,373
Accrued Distribution
  Expenses - Class II                                  279,234

Accrued Expenses and Other Payables                     20,526
===============================================================================
TOTAL LIABILITIES                                   68,269,129
===============================================================================
NET ASSETS AT VALUE                               $1,704,755,484
===============================================================================
NET ASSETS
Paid-in Capital(b)                                $1,155,493,294
Accumulated Undistributed Net
  Investment Loss                                     (4,686,548)

Accumulated Undistributed Net
  Realized Gain on Investment Securities
  and Foreign Currency Transactions                  133,043,897

Net Appreciation of Investment Securities
  and Foreign Currency Transactions                  420,904,841
===============================================================================
NET ASSETS AT VALUE,
  Applicable to Shares Outstanding           $     1,704,755,484
===============================================================================
NET ASSETS AT VALUE:
  Class I                                           $364,743,841
===============================================================================
  Class II                                        $1,340,011,643
===============================================================================
Shares Outstanding
  Class I                                            8,854,958
  Class II                                          32,596,574
NET ASSET VALUE, Offering and
  Redemption Price per Share

Class I                                        $         41.19
Class II                                       $         41.11
===============================================================================

(a)Investment securities at cost and value at April 30, 1999 include a repurchase agreement of $8,050,000.

(b)The Fund has one billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund and/or class.

See Notes to Financial Statements

STATEMENT OF OPERATIONS

INVESCO SECTOR FUNDS, INC.
SIX MONTHS ENDED APRIL 30, 1999

UNAUDITED
                                                     FINANCIAL
                                          ENERGY      SERVICES
                                            FUND          FUND
-------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                            $ 1,153,568 $   9,008,798
Interest                                 120,067     1,578,628
  Foreign Taxes Withheld                 (13,231)      (90,527)
===============================================================================
  TOTAL INCOME                         1,260,404    10,496,899
===============================================================================
EXPENSES
Investment Advisory Fees                 448,311     4,501,882
Distribution Expenses                    162,444     1,809,635
Transfer Agent Fees                      377,834     1,671,659
Administrative Fees                       13,966       113,578
Custodian Fees and Expenses               12,057       135,202
Directors' Fees and Expenses               8,758        38,300
Professional Fees and Expenses             8,830        30,253
Registration Fees and Expenses            22,095        83,824
Reports to Shareholders                   81,141       318,615
Other Expenses                             9,255        50,758
===============================================================================
  TOTAL EXPENSES                       1,144,691     8,753,706
  Fees and Expenses Paid Indirectly      (20,078)     (135,409)
===============================================================================
     NET EXPENSES                      1,124,613     8,618,297
===============================================================================
NET INVESTMENT INCOME                    135,791     1,878,602
===============================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities               (4,506,099)   53,351,490
  Foreign Currency Transactions          (15,203)   (1,692,608)
===============================================================================
     Total Net Realized Gain (Loss)   (4,521,302)   51,658,882
===============================================================================
Change in Net Appreciation (Depreciation) of:
  Investment Securities               31,352,450   248,927,524
  Foreign Currency Transactions                0    (5,567,260)
===============================================================================
     Total Net Appreciation           31,352,450   243,360,264
===============================================================================
NET GAIN ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS   26,831,148   295,019,146
===============================================================================
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                         $26,966,939  $296,897,748
===============================================================================

See Notes to Financial Statements

INVESCO SECTOR FUNDS, INC.
SIX MONTHS ENDED APRIL 30, 1999

UNAUDITED
                                                        HEALTH
                                            GOLD      SCIENCES
                                            FUND          FUND
-------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                            $   170,013 $   7,440,563
Interest                                 108,936     1,519,900
  Foreign Taxes Withheld                 (23,859)     (125,069)
===============================================================================
  TOTAL INCOME                           255,090     8,835,394
===============================================================================
EXPENSES
Investment Advisory Fees                 380,076     4,791,745
Distribution Expenses                    139,912     1,941,391
Transfer Agent Fees                      410,044     1,682,262
Administrative Fees                       12,602       121,484
Custodian Fees and Expenses               26,929       110,721
Directors' Fees and Expenses               7,613        37,605
Professional Fees and Expenses             9,436        34,801
Registration Fees and Expenses            23,021        47,541
Reports to Shareholders                   88,882       354,002
Other Expenses                            17,006        40,128
===============================================================================
  TOTAL EXPENSES                       1,115,521     9,161,680
  Fees and Expenses Paid Indirectly      (34,581)     (107,070)
===============================================================================
     NET EXPENSES                      1,080,940     9,054,610
===============================================================================
NET INVESTMENT LOSS                     (825,850)     (219,216)
===============================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities               (17,319,566)  69,592,971
  Foreign Currency Transactions       (1,142,156)          201
===============================================================================
     Total Net Realized Gain (Loss)   (18,461,722)  69,593,172
===============================================================================
Change in Net Appreciation
  (Depreciation) of:
  Investment Securities               22,859,409    25,183,017
  Foreign Currency Transactions        4,347,943    (5,367,317)
===============================================================================
     Total Net Appreciation           27,207,352    19,815,700
===============================================================================
NET GAIN ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS    8,745,630    89,408,872
===============================================================================
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                          $7,919,780  $ 89,189,656
===============================================================================

See Notes to Financial Statements

INVESCO SECTOR FUNDS, INC.
SIX MONTHS ENDED APRIL 30, 1999

UNAUDITED
                                         LEISURE      UTILITIES
                                            FUND           FUND
-------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                            $   802,012 $   1,927,098
Interest                                 377,408       248,212
  Foreign Taxes Withheld                 (18,636)       (6,355)
===============================================================================
  TOTAL INCOME                         1,160,784     2,168,955
===============================================================================
EXPENSES
Investment Advisory Fees               1,067,845       702,662
Distribution Expenses                    356,079       234,221
Transfer Agent Fees                      439,932       265,656
Administrative Fees                       26,367        19,053
Custodian Fees and Expenses               44,470        13,910
Directors' Fees and Expenses               9,920         8,272
Professional Fees and Expenses            12,261         9,959
Registration Fees and Expenses            20,980        23,396
Reports to Shareholders                  109,827        65,102
Other Expenses                             5,654         4,116
===============================================================================
  TOTAL EXPENSES                       2,093,335     1,346,347
  Fees and Expenses Absorbed
    by Investment Advisor                      0      (166,116)
  Fees and Expenses Paid Indirectly      (27,568)       (8,554)
===============================================================================
     NET EXPENSES                      2,065,767     1,171,677
===============================================================================
NET INVESTMENT INCOME (LOSS)            (904,983)      997,278
===============================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities               18,124,736     5,693,547
  Foreign Currency Transactions            7,797       (57,083)
===============================================================================
     Total Net Realized Gain          18,132,533     5,636,464
===============================================================================
Change in Net Appreciation
  (Depreciation) of:
  Investment Securities               89,894,948    26,322,442
  Foreign Currency Transactions       (2,596,836)     (350,193)
===============================================================================
     Total Net Appreciation           87,298,112    25,972,249
===============================================================================
NET GAIN ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS   105,430,645   31,608,713
===============================================================================
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                         $104,525,662  $32,605,991
===============================================================================

See Notes to Financial Statements

INVESCO SECTOR FUNDS, INC.
PERIOD ENDED APRIL 30, 1999 (NOTE 1)

UNAUDITED

                                                    TECHNOLOGY
                                                          FUND
-------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                         $    881,940
Interest                                             2,355,623
  Foreign Taxes Withheld                               (46,546)
===============================================================================
  TOTAL INCOME                                       3,191,017
===============================================================================
EXPENSES
Investment Advisory Fees                             4,239,369
Distribution Expenses - Class II                     1,484,042
Transfer Agent Fees                                  1,517,031
Administrative Fees                                    106,419
Custodian Fees and Expenses                             75,108
Directors' Fees and Expenses                            32,611
Professional Fees and Expenses                          29,230
Registration Fees and Expenses                          56,257
Reports to Shareholders                                316,597
Other Expenses                                          26,282
===============================================================================
  TOTAL EXPENSES                                     7,882,946
  Fees and Expenses Paid Indirectly                    (48,851)
===============================================================================
     NET EXPENSES                                    7,834,095
===============================================================================
NET INVESTMENT LOSS                                 (4,643,078)
===============================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain on:
  Investment Securities                            231,064,876
  Foreign Currency Transactions                         43,028
===============================================================================
     Total Net Realized Gain                       231,107,904
===============================================================================
Change in Net Appreciation of:
  Investment Securities                            250,869,708
  Foreign Currency Transactions                        105,278
===============================================================================
     Total Net Appreciation                        250,974,986
===============================================================================
NET GAIN ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                482,082,890
===============================================================================
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                  $    477,439,812
===============================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

ENERGY FUND
                                      SIX MONTHS            YEAR
                                           ENDED           ENDED
                                        APRIL 30      OCTOBER 31
-------------------------------------------------------------------------------
                                            1999            1998

                                       UNAUDITED

OPERATIONS
Net Investment Income                $   135,791   $    16,233

Net Realized Loss on Investment
  Securities and Foreign
  Currency Transactions               (4,521,302)  (35,129,895)

Change in Net Appreciation
  (Depreciation) of Investment
  Securities                          31,352,450   (40,132,785)
===============================================================================

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                     26,966,939   (75,246,447)
===============================================================================

DISTRIBUTIONS TO SHAREHOLDERS

Net Investment Income                   (115,168)     (167,166)
In Excess of Net Investment Income             0        (2,454)
Net Realized Gain on Investment
  Securities and Foreign
  Currency Transactions                        0    (4,468,073)
In Excess of Net Realized Gain on
  Investment Securities and
  Foreign Currency Transactions                0   (35,552,458)
===============================================================================
TOTAL DISTRIBUTIONS                     (115,168)  (40,190,151)
===============================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares         389,582,061  591,680,044
Reinvestment of Distributions             108,078   37,731,064
===============================================================================
                                      389,690,139  629,411,108
Amounts Paid for Repurchases
  of Shares                          (366,881,482)(696,170,359)
===============================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM FUND SHARE
  TRANSACTIONS                         22,808,657  (66,759,251)
===============================================================================
Total Increase (Decrease) in
  Net Assets                           49,660,428 (182,195,849)
NET ASSETS
Beginning of Period                   137,455,395  319,651,244
===============================================================================
End of Period (Including
  Accumulated Undistributed
  (Distributions in Excess of)
  Net Investment Income
  of $10,385 and ($10,238),
  respectively)                     $187,115,823  $137,455,395
===============================================================================

      ----------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                           36,007,932    44,134,902
Shares Issued from
  Reinvestment of Distributions           10,747     2,803,292
===============================================================================
                                      36,018,679    46,938,194
Shares Repurchased                    (34,037,655) (51,273,648)
===============================================================================
Net Increase (Decrease) in
  Fund Shares                           1,981,024   (4,335,454)
===============================================================================

See Notes to Financial Statements

FINANCIAL SERVICES FUND
                                      SIX MONTHS            YEAR
                                           ENDED           ENDED
                                        APRIL 30      OCTOBER 31
-------------------------------------------------------------------------------
                                            1999            1998

                                       UNAUDITED
OPERATIONS
Net Investment Income                $ 1,878,602    $ 12,285,909

Net Realized Gain on Investment
  Securities and
  Foreign Currency Transactions       51,658,882     108,562,536

Change in Net Appreciation of
  Investment Securities
  and Foreign Currency Transactions   243,360,264     (5,267,763)
===============================================================================
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                          296,897,748    115,580,682
===============================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                          0     (12,269,881)
Net Realized Gain on Investment
  Securities and
  Foreign Currency Transactions      (109,016,097)  (148,103,393)
===============================================================================
TOTAL DISTRIBUTIONS                  (109,016,097)  (160,373,274)
===============================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares         956,731,833  1,718,344,847
Reinvestment of Distributions         105,587,754    150,190,546
===============================================================================
                                    1,062,319,587  1,868,535,393
Amounts Paid for Repurchases
  of Shares                        (1,151,777,099)(1,519,342,944)
===============================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROm FUND SHARE
  TRANSACTIONS                       (89,457,512)    349,192,449
===============================================================================
TOTAL INCREASE IN NET ASSETS          98,424,139     304,399,857
NET ASSETS
Beginning of Period                1,417,654,559   1,113,254,702
===============================================================================
End of Period (Including
  Accumulated Undistributed
  (Distributions in Excess of)
  Net Investment Income
  of $1,856,685 and ($21,917),
  respectively)                   $1,516,078,698  $1,417,654,559
===============================================================================

         -----------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                           32,225,722      57,179,200
Shares Issued from Reinvestment
  of Distributions                     3,941,312       5,459,331
===============================================================================
                                      36,167,034      62,638,531
Shares Repurchased                   (39,034,786)    (51,007,064)
===============================================================================
NET INCREASE (DECREASE) IN
  FUND SHARES                         (2,867,752)     11,631,467
===============================================================================

See Notes to Financial Statements

GOLD FUND
                                      SIX MONTHS           YEAR
                                           ENDED          ENDED
                                        APRIL 30     OCTOBER 31
-------------------------------------------------------------------------------
                                            1999           1998

                                       UNAUDITED

OPERATIONS
Net Investment Loss                  $  (825,850)$  (1,116,660)
Net Realized Loss on Investment
  Securities and
  Foreign Currency Transactions      (18,461,722)  (65,297,806)
Change in Net Appreciation of
  Investment Securities and
  Foreign Currency Transactions       27,207,352     6,058,834
===============================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      7,919,780   (60,355,632)
===============================================================================
DISTRIBUTIONS TO SHAREHOLDERS
In Excess of Net Investment Income             0    (1,637,391)
===============================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares        299,542,041   703,190,475
Reinvestment of Distributions                  0     1,520,914
===============================================================================
                                     299,542,041   704,711,389
Amounts Paid for Repurchases
  of Shares                         (307,913,584) (686,554,223)
===============================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM
  FUND SHARE TRANSACTIONS             (8,371,543)   18,157,166
===============================================================================
TOTAL DECREASE IN NET ASSETS            (451,763)  (43,835,857)
NET ASSETS
Beginning of Period                  107,249,386   151,085,243
===============================================================================
End of Period (Including
  Accumulated Undistributed
  (Distributions in Excess of)
  Net Investment Loss of
  ($4,774,256) and ($3,948,406),
  respectively)                     $106,797,623  $107,249,386
===============================================================================

            -------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                         156,539,620    319,522,708
Shares Issued from Reinvestment
  of Distributions                            0        652,176
===============================================================================
                                    156,539,620    320,174,884
Shares Repurchased                 (161,131,459)  (310,832,754)
===============================================================================
NET INCREASE (DECREASE) IN
  FUND SHARES                        (4,591,839)     9,342,130
===============================================================================

See Notes to Financial Statements

HEALTH SCIENCES FUND
                                      SIX MONTHS               YEAR
                                           ENDED              ENDED
                                        APRIL 30         OCTOBER 31
-------------------------------------------------------------------------------
                                            1999               1998

                                       UNAUDITED
OPERATIONS
Net Investment Income (Loss)         $  (219,216)     $   2,746,844
Net Realized Gain on Investment
  Securities and
  Foreign Currency Transactions       69,593,172        196,825,886
Change in Net Appreciation of
  Investment Securities and
  Foreign Currency Transactions       19,815,700         68,341,567
===============================================================================
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                          89,189,656        267,914,297
===============================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                          0         (4,765,887)
In Excess of Net Investment Income             0            (53,859)
Net Realized Gain on Investment
  Securities and Foreign
  Currency Transactions             (198,900,404)      (147,796,033)
===============================================================================
TOTAL DISTRIBUTIONS                 (198,900,404)      (152,615,779)
===============================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares      1,060,776,501      1,309,995,468
Reinvestment of Distributions        189,824,037        142,313,946
===============================================================================
                                   1,250,600,538      1,452,309,414
Amounts Paid for Repurchases
  of Shares                         (903,382,991)    (1,183,910,039)
===============================================================================
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS            347,217,547        268,399,375
===============================================================================
TOTAL INCREASE IN NET ASSETS         237,506,799        383,697,893
NET ASSETS
Beginning of Period                1,328,195,755        944,497,862
===============================================================================
End of Period (Including
  Accumulated Undistributed
  (Distributions in Excess of)
  Net Investment Loss of
  ($272,754) and ($53,538),
  respectively)                   $1,565,702,554     $1,328,195,755
===============================================================================

        -------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                           17,220,100         22,644,603
Shares Issued from Reinvestment
  of Distributions                     3,279,634          2,979,770
===============================================================================
                                      20,499,734         25,624,373
Shares Repurchased                   (14,792,474)       (20,669,473)
===============================================================================
NET INCREASE IN FUND SHARES            5,707,260          4,954,900
===============================================================================

See Notes to Financial Statements

LEISURE FUND
                                      SIX MONTHS           YEAR
                                           ENDED          ENDED
                                        APRIL 30     OCTOBER 31
-------------------------------------------------------------------------------
                                            1999           1998

                                       UNAUDITED
OPERATIONS
Net Investment Loss                  $  (904,983) $    (191,426)
Net Realized Gain on Investment
  Securities and
  Foreign Currency Transactions       18,132,533     15,595,389
Change in Net Appreciation of
  Investment Securities and
  Foreign Currency Transactions       87,298,112     15,720,560
===============================================================================
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                         104,525,662     31,124,523
===============================================================================
DISTRIBUTIONS TO SHAREHOLDERS
In Excess of Net Investment Income             0         (8,831)
Net Realized Gain on Investment
  Securities and
  Foreign Currency Transactions      (15,505,555)   (22,821,029)
===============================================================================
TOTAL DISTRIBUTIONS                  (15,505,555)   (22,829,860)
===============================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares        167,792,819    217,846,689
Reinvestment of Distributions         15,149,271     21,894,580
===============================================================================
                                     182,942,090    239,741,269
Amounts Paid for Repurchases
  of Shares                         (136,187,568)  (235,970,629)
===============================================================================
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS             46,754,522      3,770,640
===============================================================================
TOTAL INCREASE IN NET ASSETS         135,774,629     12,065,303
NET ASSETS
Beginning of Period                  228,681,067    216,615,764
===============================================================================
End of Period (Including
  Accumulated Undistributed
  (Distributions in Excess of)
  Net Investment Loss of
  ($923,010) and ($18,027),
  respectively)                     $364,455,696   $228,681,067
===============================================================================

         ----------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                            5,084,295      7,793,967
Shares Issued from Reinvestment
  of Distributions                       532,487        899,529
===============================================================================
                                       5,616,782      8,693,496
Shares Repurchased                    (4,169,875)    (8,465,353)
===============================================================================
NET INCREASE IN FUND SHARES            1,446,907        228,143
===============================================================================

See Notes to Financial Statements

UTILITIES FUND
                                      SIX MONTHS           YEAR
                                           ENDED          ENDED
                                        APRIL 30     OCTOBER 31
-------------------------------------------------------------------------------
                                            1999           1998

                                       UNAUDITED
OPERATIONS
Net Investment Income                $   997,278  $   3,225,819
Net Realized Gain on Investment
  Securities and
  Foreign Currency Transactions        5,636,464      2,637,629
Change in Net Appreciation of
  Investment Securities and
  Foreign Currency Transactions       25,972,249     30,143,538
===============================================================================
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                          32,605,991     36,006,986
===============================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                 (1,477,740)    (3,220,692)
Net Realized Gain on Investment
  Securities and
  Foreign Currency Transactions       (2,496,498)    (3,970,217)
===============================================================================
TOTAL DISTRIBUTIONS                   (3,974,238)    (7,190,909)
===============================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares         93,346,535    446,364,689
Reinvestment of Distributions          3,788,186      6,686,820
===============================================================================
                                      97,134,721    453,051,509
Amounts Paid for Repurchases of
  Shares                            (106,507,820)  (436,981,400)
===============================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM FUND SHARE
  TRANSACTIONS                        (9,373,099)    16,070,109
===============================================================================
TOTAL INCREASE IN NET ASSETS          19,258,654     44,886,186
NET ASSETS
Beginning of Period                  177,309,335    132,423,149
===============================================================================
End of Period (Including
  Accumulated Undistributed
  Net Investment Income of
  $2,018 and $482,480,
  respectively)                 $    196,567,989   $177,309,335
===============================================================================

           --------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                            5,764,004     32,309,451
Shares Issued from Reinvestment
  of Distributions                       242,236        489,728
===============================================================================
                                       6,006,240     32,799,179
Shares Repurchased                    (6,583,165)   (31,429,955)
===============================================================================
NET INCREASE (DECREASE) IN
  FUND SHARES                           (576,925)     1,369,224
===============================================================================

See Notes to Financial Statements

TECHNOLOGY FUND
                                          PERIOD              YEAR
                                           ENDED             ENDED
                                        APRIL 30        OCTOBER 31
-------------------------------------------------------------------------------
                                            1999              1998

                                         (Note 1)
                                       UNAUDITED

OPERATIONS
Net Investment Loss                  $(4,643,078)$      (5,170,961)
Net Realized Gain (Loss) on
  Investment Securities and
  Foreign Currency Transactions       231,107,904      (96,330,143)
Change in Net Appreciation of
  Investment Securities and
  Foreign Currency Transactions       250,974,986       75,738,741
===============================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS              477,439,812      (25,762,363)
===============================================================================
DISTRIBUTIONS TO SHAREHOLDERS
In Excess of Net Investment
  Income - Class II                             0          (32,284)
Net Realized Gain on Investment
  Securities and Foreign
  Currency Transactions - Class II              0      (94,248,558)
In Excess of Net Realized Gain on
  Investment Securities and
  Foreign Currency Transactions - Class II      0      (98,305,920)
===============================================================================
TOTAL DISTRIBUTIONS                             0     (192,586,762)
===============================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Class I                             358,039,490                0
  Class II                          1,208,116,134    1,501,056,910
Reinvestment of Distributions
  - Class II                                    0      181,493,943
===============================================================================
                                    1,566,155,624    1,682,550,853
===============================================================================
Amounts Paid for Repurchases of
  Shares
  Class I                             (29,733,307)               0
  Class II                         (1,317,877,440)  (1,495,399,337)
===============================================================================
                                   (1,347,610,747)  (1,495,399,337)
===============================================================================
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS             218,544,877      187,151,516
===============================================================================
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                          695,984,689     (31,197,609)
NET ASSETS
Beginning of Period                 1,008,770,795   1,039,968,404
===============================================================================
End of Period (Including
  Accumulated Undistributed
  (Distributions in Excess of)
  Net Investment Loss of
  ($4,686,548) and ($43,470),
  respectively)                    $1,704,755,484  $1,008,770,795
===============================================================================

                                          PERIOD                   YEAR
                                           ENDED                   ENDED
                                        APRIL 30              OCTOBER 31
-------------------------------------------------------------------------------
                                            1999                    1998

                                         (Note 1)
                                       UNAUDITED

FUND SHARE TRANSACTIONS
Shares Sold
  Class I                              9,650,818                       0
  Class II                            33,670,774              51,002,134
Shares Issued from Reinvestment
  of Distributions - Class II                  0               7,022,355
===============================================================================
                                      43,321,592              58,024,489
===============================================================================
Shares Repurchased
  Class I                               (795,860)                      0
  Class II                           (37,012,414)            (50,998,957)
===============================================================================
                                     (37,808,274)            (50,998,957)
===============================================================================
Net Increase in Fund Shares            5,513,318               7,025,532
===============================================================================

See Notes to Financial Statements

INVESCO NOTES TO FINANCIAL STATEMENTS - INVESCO SECTOR FUNDS, INC.

UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Sector Funds, Inc. (formerly known as INVESCO Strategic Funds, Inc. which were formerly known as INVESCO Strategic Portfolios, Inc.) (the "Fund") is incorporated in Maryland and presently consists of seven separate Funds: Energy Fund, Financial Services Fund, Gold Fund, Health Sciences Fund, Leisure Fund, Technology Fund and Utilities Fund. On December 29, 1998, the board of directors of the Fund approved a name change to INVESCO Sector Funds, Inc. On February 3, 1999, the board of directors of the Fund approved the liquidation of Environmental Services Fund and effective May 21, 1999, Environmental Services Fund liquidated its assets and closed the Fund. The investment objectives of the Funds are to seek capital appreciation through investments in specific business sectors. Additionally, Utilities Fund seeks capital appreciation and income through investments in public utilities. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Effective December 22, 1998, Technology Fund offers two classes of shares, referred to as Class I shares and Class II shares. Class I shares are not subject to any distribution fees, while Class II shares are subject to an annual distribution fee to a maximum of 0.25% of the Fund's annual average net assets attributable to Class II shares. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of new assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C.  SECURITY   TRANSACTIONS  AND  RELATED  INVESTMENT  INCOME  --  Security
transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. Income and expenses on foreign securities are translated into U.S dollars at rates of exchange prevailing when accrued. Discounts and premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of each Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. At October 31, 1998, Energy had $32,145,203 in net capital loss carryovers which expire in the year 2006, Gold Fund had $1,051,643, $65,174,126 and $64,972,554
in net capital loss carryovers which expire in the years 2003, 2005 and 2006, respectively, and Technology had $95,219,757 in net capital loss carryovers which expire in the year 2006.

To the extent future capital gains are offset by capital loss carryovers, such gains will not be distributed to shareholders.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for amortized premiums, foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

Forward foreign currency contracts held by the Fund are fully collateralized by other securities which are notated in the Statement of Investment Securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the forward foreign currency contract.

G. EXPENSES -- Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Similarly, Custodian Fees and Expenses for Health Sciences and Financial Services Funds and Distribution Expenses and Transfer Agent Fees for all Funds are reduced by credits earned by each Fund from security brokerage transactions under certain broker/service arrangements with third parties. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

For the six months ended April 30, 1999, Fees and Expenses Paid Indirectly consisted of the following:

                        CUSTODIAN FEESDISTRIBUTION    TRANSFER
FUND                      AND EXPENSES    EXPENSES  AGENT FEES
-------------------------------------------------------------------------------
Energy Fund                 $    7,070  $   13,008   $       0
Financial Services Fund        135,409           0           0
Gold Fund                       14,935      13,220       6,426
Health Sciences Fund           107,070           0           0
Leisure Fund                    27,568           0           0
Utilities Fund                   8,554           0           0
Technology Fund                 48,851           0           0

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for each Fund is based on the annual rate of 0.75% on the first $350 million of average net assets;
reduced to 0.65% on the next $350 million of average net assets; and 0.55% on average net assets in excess of $700 million. Effective May 13, 1999, the following breakpoints became contractual: 0.45% on average net assets in excess of $2 billion, 0.40% on average net assets in excess of $4 billion, 0.375% on average net assets in excess of $5 billion and 0.35% on average net assets in excess of $6 billion.

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, to a maximum of 0.25% of annual average net assets. For the six months ended April 30, 1999, Energy, Financial Services, Gold, Health Sciences, Leisure, Utilities and Technology - Class II Funds paid the Distributor $145,755, $1,777,283, $132,647, $1,860,376, $327,731, $229,837, and $1,397,194, respectively, under the plan of distribution.

IFG receives a transfer agent fee from each Fund at an annual rate of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Agreement, each Fund paid IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. Effective May 13, 1999, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets.

IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Utilities Fund.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended April 30, 1999, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                       PURCHASES                    SALES
-------------------------------------------------------------------------------
Energy Fund                             $240,911,727             $195,789,334
Financial Services Fund                  523,920,599              615,681,504
Gold Fund                                 78,040,385               82,454,107
Health Sciences Fund                     575,484,797              358,801,504
Leisure Fund                              88,473,956               46,895,145
Utilities Fund                            12,414,173               16,213,425
Technology Fund                        1,244,987,263            1,180,463,215

There were no purchases or sales of U.S. Government securities.

NOTE 4 -- APPRECIATION AND DEPRECIATION. At April 30, 1999, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation (depreciation) by Fund were as follows:

                                                                          NET
                                 GROSS            GROSS          APPRECIATION
FUND                      APPRECIATION     DEPRECIATION         (DEPRECIATION)
-------------------------------------------------------------------------------
Energy Fund                $30,388,636      $   746,731           $ 29,641,905
Financial Services Fund    442,621,187       18,872,779            423,748,408
Gold Fund                   20,189,341       52,424,660            (32,235,319)
Health Sciences Fund       332,046,750       12,513,149            319,533,601
Leisure Fund               159,873,809        8,015,078            151,858,731
Utilities Fund              75,165,854        1,530,246             73,635,608
Technology Fund            459,026,329       40,773,052            418,253,277

NOTE 5 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG or IDI.

Each Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 50% of the sum of the retainer fee at the time of retirement plus the annual meeting fee.

Pension expenses for the six months ended April 30, 1999, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                              UNFUNDED
                               PENSION         ACCRUED      PENSION
FUND                          EXPENSES   PENSION COSTS    LIABILITY
-------------------------------------------------------------------------------
Energy Fund                 $    3,197      $    4,721   $   17,903
Financial Services Fund         17,342          33,491       85,023
Gold Fund                        2,272          15,912       36,678
Health Sciences Fund            16,337          47,014      115,363
Leisure Fund                     2,938          14,635       35,120
Utilities Fund                   2,121           8,420       19,453
Technology Fund                 14,503          30,327       87,169

The independent directors have contributed to a deferred fee agreement, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of selected INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO or Treasurer's Series Trust Funds.

An affiliated company represents ownership by a Fund of at least 5% of the voting securities of the issuer during the period, as defined in the Act. A summary of the transactions during the six months ended April 30, 1999, in which the issuer was an affiliate of the Fund, is as follows:

                                                      REALIZED
                                                          LOSS
                     PURCHASES        SALES     ON INVESTMENTS         VALUE AT
                 ------------------------------
AFFILIATE        SHARES    COST  SHARES    COST     SECURITIES          4/30/99
-------------------------------------------------------------------------------
GOLD FUND
Crown Resources      --      -- 125,000  $841,43    $(672,848)       $1,046,563
Guyanor Ressources
  SA Class B         --      --      --       --           --           515,004
Pacific Rim Mining   --      --      --       --           --         1,047,919
Star Resources       --      --      --       --           --           532,239

HEALTH SCIENCES FUND
Ecogen
  Technologies I     --      --      --       --           --                 1
Janus Biomedical
  Series A, Conv
  Pfd                --      --      --       --           --                 1
Physicians Online
  Bridge Notes,
   11.000%
     10/31/2000      --      --      --       --           --           292,070
  Series A, Pfd      --      --      --       --           --         1,954,904


NOTE 6 -- LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At April 30, 1999, there were no such borrowings.

FINANCIAL HIGHLIGHTS

ENERGY FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                   SIX MONTHS
                        ENDED
                     APRIL 30                    YEAR ENDED OCTOBER 31
-------------------------------------------------------------------------------
                         1999     1998     1997     1996      1995      1994
                    UNAUDITED

PER SHARE DATA
Net Asset Value -- Beginning
  of Period         $  11.30    $19.38   $15.03    $10.09    $10.77    $11.53
===============================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment
  Income(a)             0.01      0.00     0.06      0.04      0.09      0.06
Net Gains or (Losses)
  on Securities
  (Both Realized
  and Unrealized)       1.93     (5.04)    5.56      4.94     (0.68)    (0.76)
===============================================================================
TOTAL FROM INVESTMENT
  OPERATIONS            1.94     (5.04)    5.62      4.98     (0.59)    (0.70)
===============================================================================
LESS DISTRIBUTIONS
Dividends from Net
  Investment
  Income(b)             0.01      0.01     0.05      0.04      0.09      0.06
Distributions from
  Capital Gains         0.00      0.34     1.22      0.00      0.00      0.00
In Excess of Capital
  Gains                 0.00      2.69     0.00      0.00      0.00      0.00
===============================================================================
TOTAL DISTRIBUTIONS     0.01      3.04     1.27      0.04      0.09      0.06
===============================================================================
Net Asset Value--
  End of Period     $  13.23    $11.30   $19.38    $15.03    $10.09    $10.77
===============================================================================

TOTAL RETURN          17.21%(c) (28.51%)  40.65%    49.33%   (5.45%)   (6.04%)

RATIOS
Net Assets -- End
  of Period
  ($000 Omitted)     $187,116  $137,455  $319,651  $236,169  $48,284   $73,767
Ratio of Expenses to
  Average Net
  Assets          0.95%(c)(d)  1.58%(d)  1.21%(d)  1.30%(d)  1.53%(d)    1.35%
Ratio of Net
  Investment Income
  to Average
  Net Assets        0.11%(c)     0.01%    0.39%     0.54%     0.72%      0.65%
Portfolio Turnover
  Rate               156%(c)      192%     249%      392%      300%       123%


(a) Net Investment Income aggregated less than $0.01 on a per share basis for the year ende October 31, 1998.

(b) Distributions in excess of net investment income for the years ended October 31, 1998 and 1996, aggregated less than $0.01 on a per share basis.

(c)  Based on operations  for  the  period  shown  and,  accordingly,   are  not
     representive of a full year.

(d) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.


FINANCIAL HIGHLIGHTS

FINANCIAL SERVICES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS
                                ENDED
                             APRIL 30                           YEAR ENDED OCTOBER 31
-------------------------------------------------------------------------------------------------------------

                                 1999          1998          1997          1996          1995           1994
                            UNAUDITED

PER SHARE DATA
Net Asset Value --
  Beginning
  of Period                  $  28.45        $29.14        $22.94        $18.95        $15.31         $20.28
=============================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income            0.04          0.25          0.28          0.50          0.29           0.29
Net Gains or (Losses)
  on Securities
  (Both Realized and
  Unrealized)                    6.03          3.01          8.14          5.18          3.64          (0.66)
=============================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                     6.07          3.26          8.42          5.68          3.93          (0.37)
=============================================================================================================
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income              0.00          0.25          0.28          0.50          0.29           0.29
In Excess of Net
  Investment Income              0.00          0.00          0.00          0.05          0.00           0.00
Distributions from
  Capital Gains                  2.24          3.70          1.94          1.14          0.00           4.31
=============================================================================================================
TOTAL DISTRIBUTIONS              2.24          3.95          2.22          1.69          0.29           4.60
=============================================================================================================
Net Asset Value--
  End of Period              $  32.28        $28.45        $29.14        $22.94        $18.95         $15.31
=============================================================================================================

TOTAL RETURN                    22.93%(a)     11.76%        39.80%        31.48%        25.80%         (2.24%)

RATIOS
Net Assets --
  End of Period
  ($000 Omitted)           $1,516,079    $1,417,655    $1,113,255      $542,688      $410,048       $266,170
Ratio of Expenses
  to Average
  Net Assets                     0.60%(a)(b)   1.05%(b)      0.99%(b)      1.11%(b)      1.26%(b)       1.18%
Ratio of Net
  Investment
  Income to
  Average Net
  Assets                         0.13%(a)      0.85%         1.19%         2.48%         2.10%          1.66%
Portfolio
  Turnover Rate                    38%(a)        52%           96%          141%          171%            88%

(a) Based on operations for the period shown and, accordingly, are not representive of a full year.

(b) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.


FINANCIAL HIGHLIGHTS

GOLD FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                          SIX MONTHS
                               ENDED
                            APRIL 30                             YEAR ENDED OCTOBER 31
----------------------------------------------------------------------------------------------------------------

                               1999           1998          1997(a)         1996           1995            1994
  UNAUDITED

PER SHARE DATA
Net Asset Value --
  Beginning
  of Period               $   1.90           $3.21           $8.00         $5.21          $5.68          $ 6.23
================================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment
  Income (Loss)              (0.02)           0.01           (0.02)        (0.01)          0.01           (0.02)
Net Gains or
  (Losses) on
  Securities
  (Both Realized
  and Unrealized)             0.18           (1.29)          (2.62)         2.80          (0.47)          (0.53)
================================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                  0.16           (1.28)          (2.64)         2.79          (0.46)          (0.55)
================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income           0.00            0.00            0.00          0.00           0.01            0.00
In Excess of Net
  Investment Income           0.00            0.03            2.15          0.00           0.00            0.00
================================================================================================================
TOTAL DISTRIBUTIONS           0.00            0.03            2.15          0.00           0.01            0.00
================================================================================================================
Net Asset Value-- End
  of Period               $   2.06          $ 1.90         $  3.21       $  8.00        $  5.21          $ 5.68
================================================================================================================

TOTAL RETURN                  8.42%(b)      (39.98%)        (44.38%)       53.55%         (8.12%)         (8.83%)


RATIOS
Net Assets --
   End of Period
  ($000 Omitted)          $106,798        $107,249        $151,085      $277,892       $151,779        $271,163
Ratio of Expenses
  to Average
  Net Assets                  1.09%(b)(c)     1.90%(c)        1.47%(c)      1.22%(c)       1.32%(c)        1.07%
Ratio of Net
  Investment
   Income (Loss)
   to Average
   Net Assets                (0.81%)(b)      (0.93%)          (0.41%)      (0.08%)         0.13%          (0.32%)
Portfolio
  Turnover Rate                 80%(b)         133%             148%         155%            72%             97%

(a) The per share information was computed based on average shares.

(b) Based on operations for the period shown and, accordingly, are not representive of a full year.

(c) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.



FINANCIAL HIGHLIGHTS

HEALTH SCIENCES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

               SIX MONTHS
                    ENDED
                 APRIL 30              YEAR ENDED OCTOBER 31
-------------------------------------------------------------------------------
                     1999       1998       1997       1996      1995       1994
                UNAUDITED

PER SHARE DATA
Net Asset Value
  -- Beginning
  of Period      $  62.12    $57.50      $55.24      $50.47     $35.09   $33.49
===============================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment
  Income (Loss)     (0.01)     0.13        0.06        0.07      (0.03)   (0.24)
Net Gains on
  Securities
  (Both Realized
  and Unrealized)    4.54     13.55       10.85        8.78      15.41     1.84
===============================================================================
TOTAL FROM
  INVESTMENT
  OPERATIONS         4.53     13.68       10.91        8.85      15.38     1.60
===============================================================================
LESS DISTRIBUTIONS
Dividends from Net
  Investment
  Income(a)          0.00      0.25        0.06        0.07       0.00     0.00
Distributions from
  Capital Gains      8.85      8.81        8.59        4.01       0.00     0.00
===============================================================================
TOTAL DISTRIBUTIONS  8.85      9.06        8.65        4.08       0.00     0.00
===============================================================================
Net Asset Value--
  End of Period    $57.80    $62.12      $57.50      $55.24     $50.47   $35.09
===============================================================================

TOTAL RETURN      7.28%(b)    28.58%      22.96%      17.99%    43.83%     4.78%


RATIOS
Net Assets --
  End of Period
  ($000 Omitted) $1,565,703 $1,328,196  $944,498   $933,828   $860,926  $473,926
Ratio of
  Expenses to
  Average
  Net Assets     0.59%(b)(c)   1.12%(c)  1.08%(c)   0.98%(c)   1.15%(c)    1.19%
Ratio of Net
  Investment
  Income (Loss)
  to Average
  Net Assets        0.01%(b)     0.25%     0.11%       0.11%    (0.08%)  (0.57%)
Portfolio Turnover
  Rate                24%(b)       92%      143%         90%      107%      80%

(a) Distributions in excess of net investment income for the year ended October 31, 1998, aggregated less than $0.01 on a per share basis.

(b)  Based on operations  for  the  period  shown  and,  accordingly,   are  not
     representive of a full year.

(c) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

FINANCIAL HIGHLIGHTS

LEISURE FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                    SIX MONTHS
                         ENDED
                      APRIL 30               YEAR  ENDED OCTOBER 31
-------------------------------------------------------------------------------
                          1999      1998     1997      1996       1995      1994
                     UNAUDITED

PER SHARE DATA
Net Asset Value
  -- Beginning
  of Period           $  27.92    $27.21    $22.89    $23.78    $22.63   $ 25.47
===============================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment
  Income (Loss)(a)       (0.09)     0.00      0.02      0.04      0.08    (0.01)
Net Gains or
  (Losses)on
  Securities
  (Both Realized
  and Unrealized)        11.90      3.69      4.96      2.25      2.06    (0.94)
===============================================================================
TOTAL FROM INVESTMENT
  OPERATIONS             11.81      3.69      4.98      2.29      2.14    (0.95)
===============================================================================
LESS DISTRIBUTIONS
Dividends from Net
  Investment
  Income(b)               0.00      0.00      0.02      0.04      0.08     0.00
Distributions from
  Capital Gains           1.91      2.98      0.64      2.25      0.91     1.89
In Excess of Capital
  Gains                   0.00      0.00      0.00      0.89      0.00     0.00
===============================================================================
TOTAL DISTRIBUTIONS       1.91      2.98      0.66      3.18      0.99     1.89
===============================================================================
Net Asset Value--
  End of
  Period              $  37.82   $27.92     $27.21    $22.89    $23.78   $22.63
===============================================================================

TOTAL RETURN          44.53%(c)   15.16%    22.32%     10.66%    9.98%   (3.92%)

RATIOS
Net Assets --
  End of Period
  ($000 Omitted)     $364,456   $228,681  $216,616  $252,297  $265,181  $282,649
Ratio of Expenses
  to Average
  Net Assets       0.73%(c)(d)  1.41%(d)  1.41%(d)   1.30%(d) 1.29%(d)    1.17%
Ratio of Net
  Investment
  Income (Loss)
  to Average
  Net Assets       (0.32%)(c)    (0.09%)    0.05%      0.18%    0.31%      0.00%
Portfolio
  Turnover Rate        17%(c)       31%      25%        56%      119%       116%


(a) Net Investment Income aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.

(b) Distributions in excess of net investment income for the years ended October 31, 1998, 1997, 1996 and 1995, aggregated less than $0.01 on a per share basis.

(c) Based on operations for the period shown and, accordingly, are not representive of a full year.

(d) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

FINANCIAL HIGHLIGHTS

UTILITIES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                   SIX MONTHS
                        ENDED
                     APRIL 30                 YEAR ENDED OCTOBER 31
-------------------------------------------------------------------------------
                         1999      1998      1997      1996      1995      1994
                    UNAUDITED

PER SHARE DATA
Net Asset Value
  -- Beginning
  of Period          $  14.73    $12.42    $12.04     $10.61    $9.76    $12.80
===============================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income   0.09       0.30      0.32       0.37     0.44      0.33
Net Gains or (Losses)
   on Securities
  (Both Realized
  and Unrealized)       2.68       2.56      1.25       1.43     0.84     (1.12)
===============================================================================
TOTAL FROM INVESTMENT
  OPERATIONS            2.77       2.86      1.57       1.80     1.28     (0.79)
===============================================================================
LESS DISTRIBUTIONS
Dividends from Net
  Investment
  Income(a)             0.13       0.26      0.32       0.37     0.43      0.25
Distributions from
  Capital Gains         0.21       0.29      0.87       0.00     0.00      2.00
===============================================================================
TOTAL DISTRIBUTIONS     0.34       0.55      1.19       0.37     0.43      2.25
===============================================================================
Net Asset Value--
  End of Period     $  17.16     $14.73    $12.42     $12.04   $10.61     $9.76
===============================================================================

TOTAL RETURN         19.03%(b)    23.44%   14.37%     17.18%   13.48%    (7.22%)

RATIOS
Net Assets --
  End of Period
  ($000 Omitted)   $196,568   $177,309   $132,423   $153,082  $134,468  $139,579
Ratio of Expenses
  to Average
  Net Assets(c)   0.62%(b)(d)  1.29%(d)   1.22%(d)   1.17%(d) 1.18%(d)    1.13%
Ratio of Net
  Investment
  Income to
  Average Net
  Assets(c)       0.53%(b)      1.82%      2.74%     3.28%    4.47%       3.33%
Portfolio
  Turnover Rate      7%(b)        47%        55%      141%     185%        180%

(a) Distributions in excess of net investment income for the year ended October 31, 1996, aggregated less than $0.01 on a per share basis.

(b)  Based on  operations  for the  period  shown  and,  accordingly,   are  not
     representative of a full year.

(c) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended April 30, 1999 and the years ended October 31, 1998, 1997, 1996, 1995 and 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.71% (not annualized), 1.36%, 1.27%, 1.25%, 1.30% and 1.14% respectively, and ratio of net investment income to average net assets would have been 0.44% (not annualized), 1.75%, 2.69%, 3.20%, 4.34% and 3.32%, respectively.

(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

FINANCIAL HIGHLIGHTS

TECHNOLOGY FUND - CLASS I
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      PERIOD
                                                       ENDED
                                                    APRIL 30
-------------------------------------------------------------------------------
                                                      1999(a)
                                                   UNAUDITED

PER SHARE DATA
Net Asset Value-- Beginning of Period                $ 33.85
===============================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                    (0.02)
Net Gains on Securities (Both Realized and Unrealized)  7.36
===============================================================================
TOTAL FROM INVESTMENT OPERATIONS                        7.34
===============================================================================
Net Asset Value-- End of Period                     $  41.19
===============================================================================
TOTAL RETURN                                          21.68%  (b)


RATIOS
Net Assets-- End of Period ($000 Omitted)         $ 364,744
Ratio of Expenses to Average Net Assets                0.24%(b)(c)
Ratio of Net Investment Income to Average Net
   Assets                                             (0.08%)(b)
Portfolio Turnover Rate                                  93% (b)

(a) From December 22, 1998, commencement of investment operations, to April 30, 1999.

(b) Based on operations for the period shown and, accordingly, are not representative of a full year.

(c) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

FINANCIAL HIGHLIGHTS

TECHNOLOGY FUND - CLASS II
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     SIX MONTHS
                          ENDED
                       APRIL 30             YEAR ENDED OCTOBER 31
-------------------------------------------------------------------------------
                         1999      1998     1997     1996      1995       1994
                     UNAUDITED

PER SHARE DATA
Net Asset Value --
   Beginning
  of Period           $  28.07   $35.97   $34.23   $34.33     $24.94    $26.99
===============================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment
  Income (Loss)(a)       (0.14)    0.00     0.13     0.07     (0.02)     (0.02)
Net Gains or (Losses)
  on Securities
  (Both Realized
  and Unrealized)        13.18    (1.45)    6.23     5.76     10.20       1.19
===============================================================================
TOTAL FROM INVESTMENT
  OPERATIONS             13.04    (1.45)    6.36     5.83     10.18       1.17
===============================================================================
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income(b)    0.00     0.00     0.13     0.07      0.00       0.00
Distributions from
  Capital Gains           0.00     3.16     4.49     5.86      0.79       3.22
In Excess of Capital
   Gains                  0.00     3.29     0.00     0.00      0.00       0.00
===============================================================================
TOTAL DISTRIBUTIONS       0.00     6.45     4.62     5.93      0.79       3.22
===============================================================================
Net Asset Value--
  End of Period       $  41.11   $28.07   $35.97   $34.23    $34.33    $ 24.94
===============================================================================

TOTAL RETURN          46.46%(c)  (2.47%)   20.71%   19.98%    42.19%      5.04%


RATIOS
Net Assets --
  End of Period
  ($000 Omitted)  $1,340,012 $1,008,771 $1,039,968 $789,611  $563,109  $327,260
Ratio of Expenses
  to Average
  Net Assets      0.61%(c)(d)  1.17%(d)   1.05%(d)  1.08%(d)  1.12%(d)     1.17%
Ratio of Net
  Investment Income
  (Loss) to Average
  Net Assets       (0.37%)(c)   (0.49%)     0.41%     0.24%    (0.06%)   (0.55%)
Portfolio
  Turnover Rate        93%(c)     178%       237%      168%      191%      145%


(a) Net Investment Income aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.

(b) Distributions in excess of net investment income for the years ended October 31, 1998 and 1996, aggregated less than $0.01 on a per share basis.

(c)  Based on operations for  the  period  shown  and,  accordingly,   are  not
     representative of a full year.

(d) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

OTHER INFORMATION

UNAUDITED

On May 20, 1999, a special meeting of the shareholders of each Fund was held at which the ten directors identified below were elected. The selection of PricewaterhouseCoopers LLP as independent accountants (Proposal 1) and the approval of changes to the fundamental investment restrictions identified below (Proposal 2) were ratified. The following is a report of the votes cast:

                                               WITHHELD/
NOMINEE/PROPOSAL             FOR     AGAINST     ABSTAIN       TOTAL
-------------------------------------------------------------------------------
ENERGY FUND
Charles W. Brady       6,147,431           0     282,142      6,429,573
Fred A. Deering        6,152,488           0     277,085      6,429,573
Mark H. Williamson     6,149,637           0     279,936      6,429,573
Dr. Victor L. Andrews  6,156,206           0     273,367      6,429,573
Bob R. Baker           6,158,940           0     270,633      6,429,573
Lawrence H. Budner     6,161,537           0     268,036      6,429,573
Dr. Wendy Lee Gramm    6,162,899           0     266,674      6,429,573
Kenneth T. King        6,159,441           0     270,132      6,429,573
John W. McIntyre       6,160,293           0     269,280      6,429,573
Dr. Larry Soll         6,164,803           0     264,770      6,429,573

Proposal 1             6,165,581      63,955     200,036      6,429,572

Proposal 2
Modification of
  Fundamental
  Investment
  Restrictions on:
a -- The issuance of
  senior securities    4,354,682     277,392   1,797,499      6,429,573
b --Borrowing and
  adoption of non-
  fundamental
  restriction on
  borrowing            4,354,383     277,691   1,797,499      6,429,573
c --Investing in
  commodities and
  elimination of
  fundamental
  restriction and
  adoption of non-
  fundamental restriction
  for Gold Fund on
  investing in gold
  bullion               4,354,637     277,437   1,797,499     6,429,573
d --Real estate
  investments           4,354,855     277,219   1,797,499     6,429,573
e --Investing in
  another
  investment
  company               4,350,825     281,249   1,797,499     6,429,573
f --Underwriting
  securities            4,354,829     277,245   1,797,499     6,429,573
g --Loans               4,354,482     277,592   1,797,499     6,429,573
h --Issuer
  diversification       4,354,771     277,303   1,797,499     6,429,573

                                                    WITHHELD/
NOMINEE/PROPOSAL                  FOR     AGAINST     ABSTAIN       TOTAL
-------------------------------------------------------------------------------
ENERGY FUND (CONTINUED)
Elimination of Fundamental
  Investment Restrictions on:
i -- Purchasing restricted
  securities and adoption of
  non-fundamental restriction
  on investing in illiquid
  securities                  4,349,901    282,173   1,797,499    6,429,573
j -- Short sales and margin
  purchases and adoption of
  non-fundamental restriction
  on short sales and margin
  purchases                   4,354,393    277,681   1,797,499    6,429,573
k --Investing in companies
  for the purpose of
  exercising control or
  management                  4,354,771    277,303   1,797,499    6,429,573
l -- Fund ownership of
  securities also owned
  by directors and officers
  of each Fund or its
  investment advisor          4,354,174    277,900   1,797,499    6,429,573
m --Investing in newly
  formed issuers              4,354,472    277,602   1,797,499    6,429,573

FINANCIAL SERVICES FUND
Charles W. Brady             24,644,907          0     905,004   25,549,911
Fred A. Deering              24,651,832          0     898,079   25,549,911
Mark H. Williamson           24,646,480          0     903,431   25,549,911
Dr. Victor L. Andrews        24,663,374          0     886,537   25,549,911
Bob R. Baker                 24,667,593          0     882,318   25,549,911
Lawrence H. Budner           24,666,805          0     883,106   25,549,911
Dr. Wendy Lee Gramm          24,669,663          0     880,248   25,549,911
Kenneth T. King              24,664,895          0     885,016   25,549,911
John W. McIntyre             24,669,021          0     880,890   25,549,911
Dr. Larry Soll               24,670,186          0     879,725   25,549,911

Proposal 1                   24,487,009    293,171     769,730   25,549,910

Proposal 2
Modification of Fundamental
  Investment Restrictions on:
a -- The issuance of senior
  securities                 17,692,330  1,283,259   6,574,322   25,549,911
b --Borrowing and adoption
  of non-fundamental
  restriction on borrowing   17,660,957  1,314,632   6,574,322   25,549,911

                                                      WITHHELD/
             NOMINEE/PROPOSAL       FOR     AGAINST     ABSTAIN       TOTAL
-------------------------------------------------------------------------------
Financial Services Fund (continued)
c -- Investing in commodities and
  elimination of fundamental
  restriction and adoption of non-
  fundamental restriction for
  Gold Fund on investing in
  gold bullion                 17,678,695   1,296,894   6,574,322    25,549,911
d --Real estate investments    17,685,086   1,290,503   6,574,322    25,549,911
e --Investing in another
  investment company           17,670,338   1,305,251   6,574,322    25,549,911
f --Underwriting securities    17,691,202   1,284,387   6,574,322    25,549,911
g --Loans                      17,670,165   1,305,424   6,574,322    25,549,911
h --Issuer diversification     17,687,930   1,287,659   6,574,322    25,549,911
Elimination of Fundamental
  Investment Restrictions on:
i -- Purchasing restricted
  securities and adoption of
  non-fundamental restriction
  on investing in illiquid
  securities                   17,667,930   1,307,659   6,574,322    25,549,911
j -- Short sales and margin
  purchases and adoption of
  non-fundamental restriction
  on short sales and margin
  purchases                    17,661,980   1,313,609   6,574,322    25,549,911
k --Investing in companies
  for the purpose of
  exercising control
  or management                17,669,893   1,305,696   6,574,322    25,549,911
l -- Fund ownership of
  securities also owned by
  directors and officers
  of each Fund or its
  investment advisor           17,676,520   1,299,069   6,574,322    25,549,911
m -- Investing in newly
  formed issuers               17,673,319   1,302,270   6,574,322    25,549,911

GOLD FUND
Charles W. Brady               26,919,570           0   1,393,283    28,312,853
Fred A. Deering                26,900,787           0   1,412,066    28,312,853
Mark H. Williamson             26,903,515           0   1,409,338    28,312,853
Dr. Victor L. Andrews          26,934,698           0   1,378,155    28,312,853
Bob R. Baker                   26,980,991           0   1,331,862    28,312,853
Lawrence H. Budner             26,949,417           0   1,363,436    28,312,853
Dr. Wendy Lee Gramm            26,946,090           0   1,366,763    28,312,853
Kenneth T. King                26,944,503           0   1,368,350    28,312,853
John W. McIntyre               26,973,460           0   1,339,393    28,312,853
Dr. Larry Soll                 26,992,468           0   1,320,385    28,312,853

                                                      WITHHELD/
           NOMINEE/PROPOSAL       FOR     AGAINST       ABSTAIN       TOTAL
-------------------------------------------------------------------------------
GOLD FUND (CONTINUED)
Proposal 1                    27,041,557     566,566     704,728  28,312,851

Proposal 2
Modification of Fundamental
  Investment Restrictions on:
a -- The issuance of senior
  securities                  20,831,132   1,624,614   5,857,107  28,312,853
b --Borrowing and adoption
  of non-fundamental
  restriction on borrowing    20,825,910   1,629,836   5,857,107  28,312,853
c --Investing in commodities
  and elimination of
  fundamental restriction
  and adoption of non-
  fundamental restriction for
  Gold Fund on investing in
  gold bullion                20,831,132   1,624,614   5,857,107  28,312,853
d --Real estate investments   20,831,132   1,624,614   5,857,107  28,312,853
e --Investing in another
  investment company          20,829,746   1,626,000   5,857,107  28,312,853
f --Underwriting securities   20,830,964   1,624,782   5,857,107  28,312,853
g --Loans                     20,828,098   1,627,648   5,857,107  28,312,853
h --Issuer diversification    20,828,098   1,627,648   5,857,107  28,312,853
Elimination of Fundamental
  Investment Restrictions on:
i -- Purchasing restricted
  securities and adoption of
  non-fundamental restriction
  on investing in illiquid
  securities                  20,826,830   1,628,916   5,857,107  28,312,853
j -- Short sales and margin
  purchases and adoption of
  non-fundamental restriction
  on short sales and margin
  purchases                   20,829,357   1,626,389   5,857,107  28,312,853
k --Investing in companies
  for the purpose of
  exercising
  control or management       20,829,290   1,626,456   5,857,107  28,312,853
l -- Fund ownership of
  securities
  also owned by directors
  and officers of each
  Fund or its investment
  advisor                     20,829,074   1,626,672   5,857,107  28,312,853
m -- Investing in newly
  formed issuers              20,827,810   1,627,936   5,857,107  28,312,853

                                                    WITHHELD/
         NOMINEE/PROPOSAL         FOR     AGAINST     ABSTAIN       TOTAL
-------------------------------------------------------------------------------
HEALTH SCIENCES FUND
Charles W. Brady            13,475,405           0     546,761  14,022,166
Fred A. Deering             13,489,012           0     533,154  14,022,166
Mark H. Williamson          13,478,657           0     543,509  14,022,166
Dr. Victor L. Andrews       13,496,895           0     525,271  14,022,166
Bob R. Baker                13,506,998           0     515,168  14,022,166
Lawrence H. Budner          13,509,413           0     512,753  14,022,166
Dr. Wendy Lee Gramm         13,505,430           0     516,736  14,022,166
Kenneth T. King             13,486,105           0     536,061  14,022,166
John W. McIntyre            13,503,247           0     518,919  14,022,166
Dr. Larry Soll              13,511,155           0     511,011  14,022,166

Proposal 1                  13,417,559     172,850     431,756  14,022,165

Proposal 2
Modification of Fundamental
  Investment Restrictions on:
a -- The issuance of
  senior securities         10,033,069     777,189   3,211,908  14,022,166
b --Borrowing and adoption
  of non-fundamental
  restriction on borrowing  10,019,183     791,075   3,211,908  14,022,166
c --Investing in commodities
  and elimination of
  fundamental restriction
  and adoption of non-
  fundamental restriction
  for Gold Fund on
  investing in
  gold bullion              10,026,938     783,320   3,211,908  14,022,166
d --Real estate
  investments               10,032,074     778,184   3,211,908  14,022,166
e --Investing in another
  investment company        10,025,797     784,461   3,211,908  14,022,166
f --Underwriting
  securities                10,029,772     780,486   3,211,908  14,022,166
g --Loans                   10,023,408     786,850   3,211,908  14,022,166
h --Issuer diversification  10,029,819     780,439   3,211,908  14,022,166
Elimination of Fundamental
  Investment Restrictions on:
i -- Purchasing restricted
  securities and
  adoption of non-
  fundamental restriction
  on investing in illiquid
  securities                10,020,933     789,325   3,211,908  14,022,166
j -- Short sales and margin
  purchases and adoption of
  non-fundamental restriction
  on short sales and margin
  purchases                 10,019,741     790,517   3,211,908  14,022,166

                                                 WITHHELD/
        NOMINEE/PROPOSAL       FOR     AGAINST     ABSTAIN       TOTAL
-------------------------------------------------------------------------------
HEALTH SCIENCES FUND (CONTINUED)
k -- Investing in companies
  for the purpose of
  exercising control
  or management           10,029,162   781,096   3,211,908  14,022,166
l -- Fund ownership of
  securities also owned
  by directors and
  officers of each Fund
  or its investment
  advisor                 10,027,160   783,098   3,211,908  14,022,166
m --Investing in newly
  formed issuers          10,026,667   783,591   3,211,908  14,022,166

LEISURE FUND
Charles W. Brady           4,552,868         0     233,758   4,786,626
Fred A. Deering            4,561,277         0     225,349   4,786,626
Mark H. Williamson         4,552,495         0     234,131   4,786,626
Dr. Victor L. Andrews      4,562,502         0     224,124   4,786,626
Bob R. Baker               4,565,355         0     221,271   4,786,626
Lawrence H. Budner         4,566,108         0     220,518   4,786,626
Dr. Wendy Lee Gramm        4,567,671         0     218,955   4,786,626
Kenneth T. King            4,558,057         0     228,569   4,786,626
John W. McIntyre           4,563,567         0     223,059   4,786,626
Dr. Larry Soll             4,566,032         0     220,594   4,786,626

Proposal 1                 4,514,091    66,236     206,298   4,786,625

Proposal 2
Modification of Fundamental
  Investment Restrictions on:
a -- The issuance of
  senior securities        3,666,936   318,268     801,422   4,786,626
b --Borrowing and
  adoption of non-
  fundamental
  restriction on
  borrowing                3,663,826   321,378     801,422   4,786,626
c --Investing in
  commodities and
  elimination of
  fundamental restriction
  and adoption of non-
  fundamental restriction
  for Gold Fund on
  investing in gold
  bullion                   3,665,205  319,999     801,422   4,786,626
d --Real estate
  investments               3,666,310  318,894     801,422   4,786,626
e --Investing in another
  investment company        3,665,352  319,852     801,422   4,786,626
f --Underwriting
  securities                3,666,200  319,004     801,422   4,786,626
g --Loans                   3,664,515  320,689     801,422   4,786,626
h --Issuer diversification  3,666,045  319,159     801,422   4,786,626

                                                    WITHHELD/
           NOMINEE/PROPOSAL        FOR     AGAINST     ABSTAIN       TOTAL
-------------------------------------------------------------------------------
LEISURE FUND (CONTINUED)
Elimination of Fundamental
  Investment Restrictions on:
i -- Purchasing restricted
  securities and adoption of
  non-fundamental restriction
  on investing in illiquid
  securities                  3,664,490     320,714     801,422    4,786,626
j -- Short sales and margin
  purchases and adoption of
  non-fundamental restriction
  on short sales and margin
  purchases                   3,664,826     320,378     801,422    4,786,626
k --Investing in companies
  for the purpose of
  exercising control
  or management               3,663,983     321,221     801,422    4,786,626
l -- Fund ownership of
  securities also owned
  by directors and officers
  of each Fund or its
  investment advisor          3,662,432     322,772     801,422    4,786,626
m --Investing in newly
  formed issuers              3,665,068     320,136     801,422    4,786,626

UTILITIES FUND
Charles W. Brady              5,841,976           0     254,181    6,096,157
Fred A. Deering               5,854,575           0     241,582    6,096,157
Mark H. Williamson            5,842,862           0     253,295    6,096,157
Dr. Victor L. Andrews         5,862,423           0     233,734    6,096,157
Bob R. Baker                  5,864,954           0     231,203    6,096,157
Lawrence H. Budner            5,870,657           0     225,500    6,096,157
Dr. Wendy Lee Gramm           5,863,598           0     232,559    6,096,157
Kenneth T. King               5,859,312           0     236,845    6,096,157
John W. McIntyre              5,870,234           0     225,923    6,096,157
Dr. Larry Soll                5,875,264           0     220,893    6,096,157

Proposal 1                    5,817,893      78,005     200,259    6,096,157

Proposal 2
Modification of Fundamental
  Investment Restrictions on:
a -- The issuance of senior
  securities                  4,814,543     381,840     899,774    6,096,157
b --Borrowing and adoption
  of non-fundamental
  restriction on borrowing    4,804,399     391,984     899,774    6,096,157

                                                      WITHHELD/
           NOMINEE/PROPOSAL         FOR     AGAINST     ABSTAIN       TOTAL
-------------------------------------------------------------------------------
UTILITIES FUND (CONTINUED)
c -- Investing in commodities
  and elimination of fundamental
  restriction and adoption of
  non-fundamental restriction
  for Gold Fund on investing
  in gold bullion              4,811,713     384,670     899,774   6,096,157
d --Real estate investments    4,814,543     381,840     899,774   6,096,157
e --Investing in another
  investment company           4,813,429     382,954     899,774   6,096,157
f --Underwriting securities    4,814,119     382,264     899,774   6,096,157
g --Loans                      4,809,912     386,471     899,774   6,096,157
h --Issuer diversification     4,810,872     385,511     899,774   6,096,157
Elimination of Fundamental
  Investment Restrictions on:
i -- Purchasing restricted
  securities and adoption of
  non-fundamental restriction
  on investing in illiquid
  securities                   4,807,221     389,162     899,774   6,096,157
j -- Short sales and margin
  purchases and adoption of
  non-fundamental restriction
  on short sales and margin
  purchases                    4,804,565     391,818     899,774   6,096,157
k --Investing in companies
  for the purpose of
  exercising control
  or management                4,813,516     382,867     899,774   6,096,157
l -- Fund ownership of
  securities also owned by
  directors and officers
  of each Fund or its
  investment advisor           4,806,428     389,955     899,774   6,096,157
m --Investing in newly formed
  issuers                      4,805,526     390,857     899,774   6,096,157

TECHNOLOGY FUND -- CLASS I
Charles W. Brady               6,484,233           0           0   6,484,233
Fred A. Deering                6,484,233           0           0   6,484,233
Mark H. Williamson             6,484,233           0           0   6,484,233
Dr. Victor L. Andrews          6,484,233           0           0   6,484,233
Bob R. Baker                   6,484,233           0           0   6,484,233
Lawrence H. Budner             6,484,233           0           0   6,484,233
Dr. Wendy Lee Gramm            6,484,233           0           0   6,484,233
Kenneth T. King                6,484,233           0           0   6,484,233
John W. McIntyre               6,484,233           0           0   6,484,233
Dr. Larry Soll                 6,484,233           0           0   6,484,233

                                                      WITHHELD/
          NOMINEE/PROPOSAL          FOR     AGAINST     ABSTAIN       TOTAL
-------------------------------------------------------------------------------
TECHNOLOGY FUND -- CLASS I (CONTINUED)

Proposal 1                    6,484,233           0           0   6,484,233

Proposal 2                    6,484,233           0           0   6,484,233
Modification of Fundamental
  Investment Restrictions on:
a -- Investing in another
  investment company          6,484,233           0           0   6,484,233
Elimination of Fundamental
  Investment Restrictions on:
b --Industry concentration    6,484,233           0           0   6,484,233

TECHNOLOGY FUND -- CLASS II
Charles W. Brady             15,379,851           0     642,547  16,022,398
Fred A. Deering              15,374,672           0     647,726  16,022,398
Mark H. Williamson           15,385,515           0     636,883  16,022,398
Dr. Victor L. Andrews        15,392,732           0     629,666  16,022,398
Bob R. Baker                 15,414,118           0     608,280  16,022,398
Lawrence H. Budner           15,405,559           0     616,839  16,022,398
Dr. Wendy Lee Gramm          15,406,727           0     615,671  16,022,398
Kenneth T. King              15,390,641           0     631,757  16,022,398
John W. McIntyre             15,408,741           0     613,657  16,022,398
Dr. Larry Soll               15,421,269           0     601,129  16,022,398

Proposal 1                   15,277,291     186,708     558,398  16,022,397

Proposal 2
Modification of Fundamental
  Investment Restrictions on:
a -- The issuance of senior
  securities                 11,674,520     810,924   3,536,954  16,022,398
b --Borrowing and adoption
  of non-fundamental
  restriction on borrowing   11,660,224     825,220   3,536,954  16,022,398
c --Investing in commodities
  and elimination of
  fundamental restriction
  and adoption of non-
  fundamental restriction
  for Gold Fund on
  investing in
  gold bullion               11,664,045     821,399   3,536,954  16,022,398
d --Real estate investments  11,665,743     819,701   3,536,954  16,022,398
e --Investing in another
  investment company         11,662,229     823,215   3,536,954  16,022,398
f --Underwriting securities  11,674,048     811,396   3,536,954  16,022,398
g --Loans                    11,663,399     822,045   3,536,954  16,022,398
h --Issuer diversification   11,674,471     810,973   3,536,954  16,022,398

                                                   WITHHELD/
        NOMINEE/PROPOSAL         FOR     AGAINST     ABSTAIN       TOTAL
-------------------------------------------------------------------------------
TECHNOLOGY FUND - CLASS II (CONTINUED)
Elimination of Fundamental
  Investment Restrictions on:
i -- Purchasing restricted
  securities and adoption of
  non-fundamental restriction
  on investing in illiquid
  securities                11,665,913     819,531   3,536,954  16,022,398
j -- Short sales and margin
  purchases and adoption of
  non-fundamental restriction
  on short sales and margin
  purchases                 11,659,676     825,768   3,536,954  16,022,398
k --Investing in companies
  for the purpose of
  exercising control or
  management                11,659,761     825,683   3,536,954  16,022,398
l -- Fund ownership of
  securities also owned by
  directors and officers
  of each Fund or its
  investment advisor        11,661,603     823,841   3,536,954  16,022,398
m --Investing in newly
  formed issuers            11,611,948     823,496   3,536,954  16,022,398
n --Industry concentration  11,664,760     820,684   3,536,954  16,022,398

YEAR 2000 COMPUTER ISSUE.

Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Funds could be adversely affected.

In addition, the markets for, or values of, securities in which the Funds invest may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems
Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Funds' investments. At this time, it is generally believed that foreign issuers, particularly those in emerging and other markets, may be more vulnerable to Year 2000 problems than will be issuers in the U.S.

                               FAMILY OF FUNDS
                                                            NEWSPAPER
FUND NAME                   FUND CODE    TICKER SYMBOL     ABBREVIATION
--------------------------------------------------------------------------------
INTERNATIONAL
International Blue Chip        09           IIBCX          ItlBlChp
Pacific Basin                  54           FPBSX          PcBas
European                       56           FEURX          Europ
Latin American Growth          34           IVSLX          LtnAmerGr
--------------------------------------------------------------------------------
SECTOR
Energy                         50           FSTEX          Enrgy
Financial Services             57           FSFSX          FinSvc
Gold                           51           FGLDX          Gold
Health Sciences                52           FHLSX          HlthSc
Leisure                        53           FLISX          Leisur
Realty                         42           IVSRX          Realty
Technology-Class II            55           FTCHX          Tech
Utilities                      58           FSTUX          Util
Worldwide Communications       39           ISWCX          WldCom
--------------------------------------------------------------------------------
STOCK
Growth & Income                21           IVGIX          Gro&Inc
INVESCO Endeavor               61           IVENX          Endeavor
Blue Chip Growth               10           FLRFX          BlChpGro
Dynamics                       20           FIDYX          Dynm
Small Company Growth           60           FIEGX          SmCoGth
Value Equity                   46           FSEQX          ValEq
S&P 500 Index Fund - Class II  23           ISPIX          SP500II
--------------------------------------------------------------------------------
COMBINATION STOCK & BOND
Industrial Income              15           FIIIX          IndInc
Total Return                   48           FSFLX          TotRtn
Balanced                       71           IMABX          Bal
--------------------------------------------------------------------------------
BOND
U.S. Government Securities     32           FBDGX          USGvt
Select Income                  30           FBDSX          SelInc
High Yield                     31           FHYPX          HiYld
--------------------------------------------------------------------------------
TAX-EXEMPT
Tax-Free Bond                  35           FTIFX          TxFre
--------------------------------------------------------------------------------
MONEY MARKET
U.S. Government Money Fund     44           FUGXX          InvGvtMF
Cash Reserves                  25           FDSXX          InvCshR
Tax-Free Money Fund            40           FFRXX          InvTaxFree
Money Market Reserve           96           IMRXX          INVESCOMMR
Tax-Exempt Reserve             95           ITTXX          INVESCOTTE

FOR MORE INFORMATION ABOUT ANY OF THE INVESCO FUNDS, INCLUDING MANAGEMENT FEES AND EXPENSES, PLEASE CALL US AT 1-800-525-8085 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

[INVESCO ICON]
INVESCO

YOU SHOULD
KNOW WHAT
INVESCO KNOWS (TM)


WE'RE EASY TO STAY IN TOUCH WITH:

Investor Services:  1-800-525-8085
PAL,(R) your Personal Account Line:  1-800-424-8085
On the World Wide Web:  www.invesco.com

In Denver, visit one of our convenient Investor Centers:
Cherry Creek, 3003 East Third Avenue, Suite 1
Denver Tech Center, 7800 East Union Avenue, Lobby Level

INVESCO Distributors, Inc., (SM) Distributor
Post Office Box  173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.
SSEC 9009 6/99